UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-09877
Investment Company Act File Number

Calvert Responsible Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert US Large-Cap Core Responsible Index Fund (formerly, Calvert U.S. Large Cap Core Responsible Index Fund)
Calvert US Large-Cap Growth Responsible Index Fund (formerly, Calvert U.S. Large Cap Growth Responsible Index Fund)
Calvert US Large-Cap Value Responsible Index Fund (formerly, U.S. Large Cap Value Responsible Index Fund)
Calvert US Mid-Cap Core Responsible Index Fund (formerly, U.S. Mid Cap Core Responsible Index Fund)
Calvert International Responsible Index Fund (formerly, Calvert Developed Markets Ex-U.S. Responsible Index Fund)

CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.3%
Harris Corp.	5,507	780,067
HEICO Corp.	4,973	469,203
Hexcel Corp.	7,879	487,316
Rockwell Collins, Inc.	12,294	1,667,312
		3,403,898

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	9,979	889,029
Expeditors International of Washington, Inc.	13,674	884,571
United Parcel Service, Inc., Class B	55,545	6,618,187
		8,391,787

Airlines - 1.0%
Alaska Air Group, Inc.	9,206	676,733
American Airlines Group, Inc.	32,535	1,692,796
Delta Air Lines, Inc.	50,350	2,819,600
JetBlue Airways Corp. *	25,578	571,413
Southwest Airlines Co.	43,507	2,847,533
Spirit Airlines, Inc. *	6,073	272,374
United Continental Holdings, Inc. *	19,380	1,306,212
		10,186,661

Auto Components - 0.3%
Aptiv plc	13,354	1,132,820
BorgWarner, Inc.	10,587	540,890
Gentex Corp.	14,355	300,737
Goodyear Tire & Rubber Co. (The)	12,692	410,079
LCI Industries	1,261	163,930
Tenneco, Inc.	4,437	259,742
Visteon Corp. *	1,681	210,360
		3,018,558

Automobiles - 0.6%
Ford Motor Co.	219,525	2,741,867
Harley-Davidson, Inc. (a)	8,308	422,711
Tesla, Inc. *(a)	7,050	2,195,018
Thor Industries, Inc.	2,757	415,535
		5,775,131

Banks - 6.0%
Associated Banc-Corp.	8,126	206,400
Bank of America Corp.	590,458	17,430,320
Bank of Hawaii Corp.	2,336	200,195
Bank of the Ozarks, Inc.	7,271	352,280

BankUnited, Inc.	7,529	306,581
BB&T Corp.	48,141	2,393,571
BOK Financial Corp.	1,110	102,475
Cathay General Bancorp	3,198	134,860
Chemical Financial Corp.	4,623	247,192
CIT Group, Inc.	8,792	432,830
Citigroup, Inc.	163,577	12,171,765
Citizens Financial Group, Inc.	28,682	1,204,070
Comerica, Inc.	10,914	947,444
Commerce Bancshares, Inc.	7,745	432,481
Cullen/Frost Bankers, Inc.	3,329	315,090
East West Bancorp, Inc.	8,465	514,926
Fifth Third Bancorp	44,798	1,359,171
First Citizens BancShares, Inc., Class A	451	181,753
First Hawaiian, Inc.	6,742	196,732
First Horizon National Corp.	12,189	243,658
First Republic Bank	9,289	804,799
FNB Corp.	20,148	278,445
Fulton Financial Corp.	9,397	168,206
Hancock Holding Co.	4,887	241,906
Home BancShares, Inc.	6,923	160,960
Huntington Bancshares, Inc.	71,194	1,036,585
IBERIABANK Corp.	3,586	277,915
Investors Bancorp, Inc.	12,350	171,418
KeyCorp	69,252	1,396,813
M&T Bank Corp.	9,592	1,640,136
MB Financial, Inc.	3,577	159,248
PacWest Bancorp	7,891	397,706
People's United Financial, Inc.	20,715	387,370
Pinnacle Financial Partners, Inc.	4,773	316,450
PNC Financial Services Group, Inc. (The)	28,623	4,130,013
Popular, Inc.	5,710	202,648
Prosperity Bancshares, Inc.	3,886	272,292
Regions Financial Corp.	68,287	1,179,999
Signature Bank *	3,535	485,214
Sterling Bancorp	12,805	315,003
SVB Financial Group *	3,071	717,908
Synovus Financial Corp.	6,505	311,850
Texas Capital Bancshares, Inc. *	3,496	310,794
UMB Financial Corp.	2,437	175,269
Umpqua Holdings Corp.	15,457	321,506
United Bankshares, Inc. (a)	6,728	233,798
US Bancorp	95,974	5,142,287
Valley National Bancorp	16,350	183,447
Webster Financial Corp.	5,017	281,755
Western Alliance Bancorp *	5,224	295,783
Wintrust Financial Corp.	4,286	353,038
Zions Bancorporation	12,098	614,941
		62,339,296

Beverages - 2.2%
Coca-Cola Co. (The)	244,401	11,213,118
Dr Pepper Snapple Group, Inc.	11,682	1,133,855
PepsiCo, Inc.	90,252	10,823,020
		23,169,993

Biotechnology - 3.9%
AbbVie, Inc.	85,780	8,295,784
ACADIA Pharmaceuticals, Inc. *(a)	5,094	153,380
Alexion Pharmaceuticals, Inc. *	12,362	1,478,372
Alkermes plc *(a)	8,182	447,801
Alnylam Pharmaceuticals, Inc. *	4,126	524,208
Amgen, Inc.	38,971	6,777,057
Biogen, Inc. *	11,371	3,622,460
BioMarin Pharmaceutical, Inc. *(a)	8,821	786,569
Bioverativ, Inc. *	6,364	343,147
Bluebird Bio, Inc. *(a)	2,593	461,813
Celgene Corp. *	43,094	4,497,290
Exelixis, Inc. *	14,288	434,355
FibroGen, Inc. *	3,805	180,357
Gilead Sciences, Inc.	74,538	5,339,902
Incyte Corp. *	9,623	911,394
Ionis Pharmaceuticals, Inc. *(a)	6,894	346,768
Juno Therapeutics, Inc. *	5,163	236,001
Portola Pharmaceuticals, Inc. *	3,321	161,666
Puma Biotechnology, Inc. *(a)	1,571	155,293
Regeneron Pharmaceuticals, Inc. *	4,060	1,526,398
Sage Therapeutics, Inc. *(a)	2,237	368,456
Sarepta Therapeutics, Inc. *(a)	2,995	166,642
Seattle Genetics, Inc. *(a)	4,952	264,932
TESARO, Inc. *(a)	2,459	203,777
United Therapeutics Corp. *	2,286	338,214
Vertex Pharmaceuticals, Inc. *	13,698	2,052,782
		40,074,818

Building Products - 0.6%
Allegion plc	7,322	582,538
Fortune Brands Home & Security, Inc.	12,468	853,310
Johnson Controls International plc	70,375	2,681,991
Masco Corp.	24,416	1,072,839
Owens Corning	8,733	802,912
Trex Co., Inc. *	2,276	246,696
USG Corp. *(a)	5,785	223,070
		6,463,356

Capital Markets - 4.6%
Affiliated Managers Group, Inc.	3,442	706,470
Ameriprise Financial, Inc.	9,438	1,599,458
Bank of New York Mellon Corp. (The)	62,330	3,357,094
BGC Partners, Inc., Class A	16,912	255,540

BlackRock, Inc.	7,557	3,882,106
Cboe Global Markets, Inc.	7,045	877,737
Charles Schwab Corp. (The)	73,420	3,771,585
CME Group, Inc.	21,294	3,109,989
E*Trade Financial Corp. *	16,588	822,267
Evercore, Inc., Class A	2,768	249,120
Federated Investors, Inc., Class B	5,949	214,640
Franklin Resources, Inc.	18,821	815,514
Goldman Sachs Group, Inc. (The)	21,597	5,502,052
Interactive Brokers Group, Inc., Class A	8,382	496,298
Intercontinental Exchange, Inc.	35,690	2,518,286
Invesco Ltd.	23,364	853,721
Legg Mason, Inc.	5,350	224,593
LPL Financial Holdings, Inc.	5,529	315,927
MarketAxess Holdings, Inc.	2,226	449,096
Moody's Corp.	10,113	1,492,780
Morgan Stanley	85,295	4,475,429
Morningstar, Inc.	1,011	98,037
MSCI, Inc.	5,534	700,272
Nasdaq, Inc.	7,521	577,838
Northern Trust Corp.	12,502	1,248,825
Raymond James Financial, Inc.	8,088	722,258
S&P Global, Inc.	15,810	2,678,214
SEI Investments Co.	8,571	615,912
State Street Corp.	22,408	2,187,245
Stifel Financial Corp.	5,385	320,731
T. Rowe Price Group, Inc.	15,108	1,585,282
TD Ameritrade Holding Corp.	16,054	820,841
Thomson Reuters Corp. (a)	16,683	727,212
		48,272,369

Chemicals - 2.4%
Air Products & Chemicals, Inc.	25,037	4,108,071
Axalta Coating Systems Ltd. *	24,242	784,471
Eastman Chemical Co.	15,512	1,437,032
Ecolab, Inc.	28,836	3,869,215
International Flavors & Fragrances, Inc.	9,700	1,480,317
Mosaic Co. (The)	38,061	976,645
PPG Industries, Inc.	27,794	3,246,895
Praxair, Inc.	31,174	4,821,994
Sensient Technologies Corp.	4,300	314,545
Sherwin-Williams Co. (The)	9,155	3,753,916
		24,793,101

Commercial Services & Supplies - 0.7%
Cintas Corp.	6,417	999,961
Copart, Inc. *	15,914	687,326
Deluxe Corp.	3,061	235,207
Healthcare Services Group, Inc.	6,570	346,370
KAR Auction Services, Inc.	9,458	477,724

MSA Safety, Inc.	2,985	231,397
Republic Services, Inc.	18,031	1,219,076
UniFirst Corp.	1,332	219,647
Waste Management, Inc.	31,173	2,690,230
		7,106,938

Communications Equipment - 1.2%
Arista Networks, Inc. *	1,788	421,217
ARRIS International plc *	8,066	207,216
Ciena Corp. *	5,637	117,983
Cisco Systems, Inc.	224,490	8,597,967
CommScope Holding Co., Inc. *	10,517	397,858
EchoStar Corp., Class A *	4,037	241,816
F5 Networks, Inc. *	2,499	327,919
Juniper Networks, Inc.	15,372	438,102
Lumentum Holdings, Inc. *(a)	2,188	106,993
Motorola Solutions, Inc.	7,676	693,450
NetScout Systems, Inc. *	3,994	121,617
Palo Alto Networks, Inc. *(a)	3,996	579,180
Ubiquiti Networks, Inc. *(a)	1,817	129,043
		12,380,361

Construction & Engineering - 0.1%
Dycom Industries, Inc. *(a)	2,016	224,643
EMCOR Group, Inc.	5,221	426,817
Quanta Services, Inc. *	10,480	409,873
Valmont Industries, Inc.	1,443	239,321
		1,300,654

Consumer Finance - 1.2%
Ally Financial, Inc.	25,803	752,416
American Express Co.	43,943	4,363,979
Capital One Financial Corp.	28,817	2,869,597
Credit Acceptance Corp. *(a)	692	223,848
Discover Financial Services	21,523	1,655,549
OneMain Holdings, Inc. *	7,413	192,664
SLM Corp. *	23,908	270,160
Synchrony Financial	43,788	1,690,655
		12,018,868

Containers & Packaging - 0.9%
AptarGroup, Inc.	8,154	703,527
Avery Dennison Corp.	9,562	1,098,291
Ball Corp. (a)	36,071	1,365,287
Berry Global Group, Inc. *	16,808	986,126
Crown Holdings, Inc. *	15,041	846,056
Greif, Inc., Class A	5,962	361,178
Owens-Illinois, Inc. *	15,985	354,388
Sealed Air Corp. (a)	20,563	1,013,756
Sonoco Products Co.	11,577	615,202

WestRock Co.	26,906	1,700,728
		9,044,539

Distributors - 0.2%
Genuine Parts Co.	7,843	745,163
LKQ Corp. *	16,721	680,043
Pool Corp.	1,824	236,482
		1,661,688

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	2,219	208,586
Graham Holdings Co., Class B	191	106,645
Grand Canyon Education, Inc. *	2,982	266,978
H&R Block, Inc.	10,067	263,957
Service Corp. International	10,014	373,723
ServiceMaster Global Holdings, Inc. *	6,779	347,559
		1,567,448

Diversified Financial Services - 0.1%
Voya Financial, Inc.	11,073	547,781

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	265,854	10,336,403
CenturyLink, Inc.	48,700	812,316
Verizon Communications, Inc.	176,147	9,323,461
Zayo Group Holdings, Inc. *	10,956	403,181
		20,875,361

Electric Utilities - 1.0%
Alliant Energy Corp.	40,897	1,742,621
Eversource Energy	52,415	3,311,580
Portland General Electric Co.	14,826	675,769
Xcel Energy, Inc.	89,611	4,311,185
		10,041,155

Electrical Equipment - 1.1%
Acuity Brands, Inc. (a)	3,186	560,736
AMETEK, Inc.	17,856	1,294,024
Eaton Corp. plc	33,494	2,646,361
Emerson Electric Co.	48,927	3,409,723
EnerSys	3,662	254,985
Hubbell, Inc.	4,480	606,323
Regal-Beloit Corp.	2,818	215,859
Rockwell Automation, Inc.	10,236	2,009,839
Sensata Technologies Holding NV *(a)	12,777	653,032
		11,650,882

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. *	4,356	350,266
Avnet, Inc.	7,157	283,560

CDW Corp.	7,308	507,833
Coherent, Inc. *	1,065	300,564
Corning, Inc.	40,234	1,287,086
Dolby Laboratories, Inc., Class A	4,313	267,406
FLIR Systems, Inc.	5,903	275,198
IPG Photonics Corp. *	1,577	337,683
Jabil, Inc.	8,312	218,190
Keysight Technologies, Inc. *	7,881	327,850
National Instruments Corp.	4,287	178,468
SYNNEX Corp.	1,489	202,430
TE Connectivity Ltd.	15,211	1,445,653
Tech Data Corp. *	1,374	134,611
Trimble, Inc. *	10,917	443,667
Universal Display Corp.	1,805	311,633
Zebra Technologies Corp., Class A *	2,084	216,319
		7,088,417

Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	100,058	3,165,835
Core Laboratories NV	10,914	1,195,629
National Oilwell Varco, Inc.	94,000	3,385,880
US Silica Holdings, Inc. (a)	20,308	661,228
Weatherford International plc *	248,293	1,035,382
		9,443,954

Food & Staples Retailing - 1.8%
Casey's General Stores, Inc. (a)	2,371	265,410
Costco Wholesale Corp.	27,646	5,145,473
CVS Health Corp.	64,395	4,668,637
Kroger Co. (The)	56,564	1,552,682
Performance Food Group Co. *	4,785	158,383
PriceSmart, Inc.	1,950	167,895
Sprouts Farmers Market, Inc. *	9,622	234,296
Sysco Corp.	29,567	1,795,604
US Foods Holding Corp. *	8,862	282,964
Walgreens Boots Alliance, Inc.	56,700	4,117,554
		18,388,898

Food Products - 1.9%
B&G Foods, Inc. (a)	3,720	130,758
Blue Buffalo Pet Products, Inc. *(a)	5,947	195,002
Bunge Ltd.	8,789	589,566
Campbell Soup Co. (a)	12,363	594,784
Conagra Brands, Inc.	26,544	999,912
Flowers Foods, Inc.	11,379	219,729
General Mills, Inc.	37,882	2,246,024
Hain Celestial Group, Inc. (The) *	5,337	226,235
Hershey Co. (The)	11,683	1,326,137
Hormel Foods Corp. (a)	18,266	664,700
Ingredion, Inc.	4,274	597,505

J. M. Smucker Co. (The)	6,810	846,074
Kellogg Co.	15,949	1,084,213
Kraft Heinz Co. (The)	37,617	2,925,098
Lamb Weston Holdings, Inc.	8,900	502,405
Lancaster Colony Corp.	1,222	157,895
McCormick & Co., Inc.	7,866	801,624
Mondelez International, Inc., Class A	94,247	4,033,772
Pinnacle Foods, Inc.	7,373	438,472
Post Holdings, Inc. *	3,769	298,618
Snyder's-Lance, Inc.	5,277	264,272
TreeHouse Foods, Inc. *	3,541	175,138
		19,317,933

Gas Utilities - 0.6%
Atmos Energy Corp.	18,842	1,618,339
New Jersey Resources Corp.	15,234	612,407
ONE Gas, Inc.	9,309	681,977
Southwest Gas Holdings, Inc.	9,795	788,302
Spire, Inc.	8,313	624,722
UGI Corp.	28,550	1,340,423
WGL Holdings, Inc.	8,285	711,184
		6,377,354

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	94,728	5,406,127
ABIOMED, Inc. *	2,156	404,056
Align Technology, Inc. *	3,852	855,876
Becton Dickinson and Co.	12,421	2,658,839
Boston Scientific Corp. *	74,992	1,859,052
Cantel Medical Corp.	2,040	209,855
Cooper Cos., Inc. (The)	2,497	544,046
Danaher Corp.	32,740	3,038,927
DENTSPLY SIRONA, Inc.	12,155	800,164
DexCom, Inc. *(a)	4,395	252,229
Edwards Lifesciences Corp. *	11,732	1,322,314
Globus Medical, Inc., Class A *	5,233	215,076
Hill-Rom Holdings, Inc.	3,014	254,050
Hologic, Inc. *	15,954	682,034
ICU Medical, Inc. *	985	212,760
IDEXX Laboratories, Inc. *	4,364	682,442
Insulet Corp. *	2,547	175,743
Masimo Corp. *	2,151	182,405
Neogen Corp. *	1,970	161,954
NuVasive, Inc. *	2,566	150,085
Penumbra, Inc. *(a)	1,603	150,842
ResMed, Inc.	7,849	664,732
STERIS plc	5,307	464,203
Teleflex, Inc.	2,439	606,872
Varian Medical Systems, Inc. *	5,322	591,540
West Pharmaceutical Services, Inc.	3,790	373,959

		22,920,182

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. *(a)	3,557	116,065
AmerisourceBergen Corp.	9,192	844,009
Anthem, Inc.	13,809	3,107,163
Cardinal Health, Inc.	18,665	1,143,605
Centene Corp. *	9,610	969,457
Chemed Corp.	853	207,296
DaVita, Inc. *	8,617	622,578
Encompass Health Corp.	4,461	220,418
Envision Healthcare Corp. *(a)	5,480	189,389
Express Scripts Holding Co. *	30,243	2,257,338
HCA Healthcare, Inc. *	15,599	1,370,216
Henry Schein, Inc. *	7,734	540,452
Humana, Inc.	7,672	1,903,193
Laboratory Corp. of America Holdings *	5,277	841,734
Mednax, Inc. *	5,390	288,042
Molina Healthcare, Inc. *	2,921	223,982
Patterson Cos., Inc. (a)	4,216	152,324
Premier, Inc., Class A *	6,888	201,061
Quest Diagnostics, Inc.	6,915	681,058
WellCare Health Plans, Inc. *	2,206	443,649
		16,323,029

Health Care Technology - 0.2%
athenahealth, Inc. *	2,274	302,533
Cerner Corp. *	16,989	1,144,889
Cotiviti Holdings, Inc. *	2,345	75,532
Medidata Solutions, Inc. *	2,930	185,674
Veeva Systems, Inc., Class A *	7,335	405,479
		2,114,107

Hotels, Restaurants & Leisure - 1.6%
Aramark	14,012	598,873
Chipotle Mexican Grill, Inc. *	1,283	370,826
Choice Hotels International, Inc.	1,826	141,698
Cracker Barrel Old Country Store, Inc. (a)	1,217	193,369
Darden Restaurants, Inc.	6,913	663,786
Domino's Pizza, Inc. (a)	2,624	495,831
Dunkin' Brands Group, Inc.	4,512	290,889
Hilton Grand Vacations, Inc. *	2,827	118,593
Hilton Worldwide Holdings, Inc.	10,820	864,085
Hyatt Hotels Corp., Class A *	5,755	423,223
ILG, Inc.	8,136	231,713
Jack in the Box, Inc.	1,661	162,961
Marriott International, Inc., Class A	16,265	2,207,648
Marriott Vacations Worldwide Corp.	1,092	147,649
Royal Caribbean Cruises Ltd.	9,323	1,112,047
Six Flags Entertainment Corp.	4,832	321,666

Starbucks Corp.	76,512	4,394,084
Texas Roadhouse, Inc.	4,128	217,463
Vail Resorts, Inc.	2,205	468,496
Wendy's Co. (The)	9,964	163,609
Wyndham Worldwide Corp.	4,999	579,234
Yum China Holdings, Inc.	20,018	801,120
Yum! Brands, Inc.	17,532	1,430,787
		16,399,650

Household Durables - 0.4%
CalAtlantic Group, Inc.	4,835	272,646
Garmin Ltd.	5,378	320,367
Leggett & Platt, Inc.	7,725	368,714
Lennar Corp., Class A (a)	12,113	766,026
Mohawk Industries, Inc. *	3,435	947,716
Newell Brands, Inc.	25,862	799,136
Tempur Sealy International, Inc. *(a)	2,289	143,497
Toll Brothers, Inc.	6,245	299,885
Tupperware Brands Corp.	2,531	158,694
Whirlpool Corp.	3,612	609,128
		4,685,809

Household Products - 2.3%
Church & Dwight Co., Inc.	14,911	748,085
Clorox Co. (The)	8,560	1,273,215
Colgate-Palmolive Co.	55,025	4,151,636
Kimberly-Clark Corp.	21,511	2,595,517
Procter & Gamble Co. (The)	161,643	14,851,759
		23,620,212

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class C	27,076	511,736
Ormat Technologies, Inc.	7,075	452,517
		964,253

Industrial Conglomerates - 1.3%
3M Co.	45,406	10,687,210
Carlisle Cos., Inc.	5,000	568,250
Roper Technologies, Inc.	8,020	2,077,180
		13,332,640

Insurance - 4.1%
Aflac, Inc.	23,204	2,036,847
Alleghany Corp. *	902	537,673
Allstate Corp. (The)	21,994	2,302,992
American Financial Group, Inc.	3,884	421,569
American International Group, Inc.	55,614	3,313,482
Aon plc	15,089	2,021,926
Arch Capital Group Ltd. *	7,133	647,462
Arthur J. Gallagher & Co.	11,987	758,537

Assurant, Inc.	3,367	339,528
Assured Guaranty Ltd.	7,299	247,217
Axis Capital Holdings Ltd.	5,009	251,752
Brown & Brown, Inc.	7,669	394,647
Chubb Ltd.	28,590	4,177,857
Cincinnati Financial Corp.	8,790	658,986
CNO Financial Group, Inc.	9,886	244,085
Enstar Group Ltd. *	907	182,080
Everest Re Group Ltd.	2,212	489,427
First American Financial Corp.	6,015	337,081
Hanover Insurance Group, Inc. (The)	2,959	319,809
Hartford Financial Services Group, Inc. (The)	21,181	1,192,067
Kemper Corp.	2,495	171,906
Lincoln National Corp.	14,031	1,078,563
Loews Corp.	18,076	904,342
Marsh & McLennan Cos., Inc.	32,901	2,677,812
Mercury General Corp.	1,968	105,170
MetLife, Inc.	63,082	3,189,426
Old Republic International Corp.	13,335	285,102
Primerica, Inc.	2,599	263,929
Principal Financial Group, Inc.	17,164	1,211,092
Progressive Corp. (The)	34,561	1,946,476
Prudential Financial, Inc.	26,069	2,997,414
Reinsurance Group of America, Inc.	3,604	561,972
RenaissanceRe Holdings Ltd.	2,586	324,776
RLI Corp.	2,205	133,755
Torchmark Corp.	7,142	647,851
Travelers Cos., Inc. (The)	16,539	2,243,350
Unum Group	13,017	714,503
Validus Holdings Ltd.	5,128	240,606
White Mountains Insurance Group Ltd.	252	214,523
Willis Towers Watson plc	8,231	1,240,329
XL Group Ltd.	15,375	540,585
		42,568,506

Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. *	21,647	25,315,517
Expedia, Inc.	6,840	819,227
Priceline Group, Inc. (The) *	2,599	4,516,386
TripAdvisor, Inc. *(a)	5,656	194,906
Wayfair, Inc., Class A *(a)	3,750	301,012
		31,147,048

Internet Software & Services - 5.1%
2U, Inc. *(a)	1,599	103,151
Akamai Technologies, Inc. *	8,014	521,231
Alphabet, Inc., Class A *	27,008	28,450,227
CoStar Group, Inc. *	1,444	428,796
eBay, Inc. *	43,597	1,645,351
Facebook, Inc., Class A *	107,997	19,057,151

GoDaddy, Inc., Class A *	2,118	106,493
GrubHub, Inc. *(a)	3,712	266,522
IAC/InterActiveCorp *	3,374	412,573
j2 Global, Inc.	1,495	112,170
LogMeIn, Inc.	2,037	233,236
Match Group, Inc. *(a)	3,540	110,837
Nutanix, Inc., Class A *(a)	2,880	101,606
Twitter, Inc. *	28,279	678,979
VeriSign, Inc. *(a)	3,561	407,521
Yelp, Inc. *	2,421	101,585
Zillow Group, Inc., Class C *(a)	6,182	252,967
		52,990,396

IT Services - 4.5%
Accenture plc, Class A	28,597	4,377,915
Alliance Data Systems Corp.	2,204	558,670
Amdocs Ltd.	5,720	374,546
Automatic Data Processing, Inc.	19,978	2,341,222
Black Knight, Inc. *	4,328	191,081
Booz Allen Hamilton Holding Corp.	7,580	289,025
Broadridge Financial Solutions, Inc.	4,418	400,182
Cognizant Technology Solutions Corp., Class A	26,122	1,855,184
Conduent, Inc. *	8,020	129,603
CoreLogic, Inc. *	3,779	174,628
CSRA, Inc.	6,321	189,124
DST Systems, Inc.	2,858	177,396
DXC Technology Co.	12,608	1,196,499
EPAM Systems, Inc. *	2,766	297,151
Euronet Worldwide, Inc. *	2,859	240,928
Fidelity National Information Services, Inc.	13,686	1,287,716
First Data Corp., Class A *(a)	21,876	365,548
Fiserv, Inc. *	9,214	1,208,232
FleetCor Technologies, Inc. *	3,995	768,758
Gartner, Inc. *	3,608	444,325
Genpact Ltd.	6,201	196,820
International Business Machines Corp.	38,046	5,837,017
Jack Henry & Associates, Inc.	3,670	429,243
Leidos Holdings, Inc.	6,496	419,447
MasterCard, Inc., Class A	42,390	6,416,150
MAXIMUS, Inc.	2,843	203,502
Paychex, Inc.	14,490	986,479
PayPal Holdings, Inc. *	50,641	3,728,190
Sabre Corp. (a)	7,738	158,629
Science Applications International Corp.	1,701	130,246
Square, Inc., Class A *(a)	12,953	449,081
Teradata Corp. *	5,573	214,338
Total System Services, Inc.	7,668	606,462
Vantiv, Inc., Class A *(a)	9,067	666,878
Visa, Inc., Class A	83,883	9,564,340
WEX, Inc. *	1,937	273,563

		47,148,118

Leisure Products - 0.1%
Brunswick Corp.	4,516	249,374
Hasbro, Inc.	6,097	554,156
Mattel, Inc. (a)	16,419	252,524
Polaris Industries, Inc.	2,940	364,531
		1,420,585

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	16,833	1,127,306
Bio-Rad Laboratories, Inc., Class A *	1,450	346,072
Bio-Techne Corp.	1,816	235,263
Bruker Corp.	7,978	273,805
Charles River Laboratories International, Inc. *	2,344	256,551
Illumina, Inc. *	8,070	1,763,214
IQVIA Holdings, Inc. *	7,751	758,823
Mettler-Toledo International, Inc. *	1,293	801,039
PerkinElmer, Inc.	6,045	442,010
PRA Health Sciences, Inc. *	3,208	292,153
Syneos Health, Inc. *	2,354	102,634
Thermo Fisher Scientific, Inc.	21,655	4,111,851
Waters Corp. *	4,509	871,094
		11,381,815

Machinery - 3.2%
AGCO Corp.	5,605	400,365
Allison Transmission Holdings, Inc.	10,692	460,504
Barnes Group, Inc.	3,021	191,139
Colfax Corp. *	7,886	312,443
Crane Co.	4,291	382,843
Cummins, Inc.	12,220	2,158,541
Deere & Co.	24,521	3,837,782
Donaldson Co., Inc.	10,568	517,304
Dover Corp.	11,645	1,176,028
Flowserve Corp.	10,839	456,647
Fortive Corp.	23,083	1,670,055
Gardner Denver Holdings, Inc. *	5,033	170,770
Graco, Inc.	13,752	621,865
IDEX Corp.	6,903	910,989
Illinois Tool Works, Inc.	23,141	3,861,076
Ingersoll-Rand plc	18,851	1,681,321
ITT, Inc.	4,999	266,797
John Bean Technologies Corp.	2,318	256,834
Kennametal, Inc.	7,202	348,649
Lincoln Electric Holdings, Inc.	5,140	470,721
Middleby Corp. (The) *(a)	4,371	589,866
Navistar International Corp. *	6,180	264,998
Nordson Corp.	4,395	643,428
Oshkosh Corp.	5,856	532,252

PACCAR, Inc.	25,610	1,820,359
Parker-Hannifin Corp.	10,440	2,083,615
Pentair plc	12,859	908,103
RBC Bearings, Inc. *	1,854	234,346
Snap-on, Inc.	4,077	710,621
Stanley Black & Decker, Inc.	11,321	1,921,060
Terex Corp.	6,602	318,348
Timken Co. (The)	4,905	241,081
Toro Co. (The)	8,821	575,394
WABCO Holdings, Inc. *	4,126	592,081
Wabtec Corp. (a)	6,063	493,710
Woodward, Inc.	4,544	347,798
Xylem, Inc.	13,324	908,697
		33,338,430

Media - 3.0%
Altice USA, Inc., Class A *	5,244	111,330
AMC Networks, Inc., Class A *	2,657	143,691
Cable One, Inc.	241	169,507
CBS Corp., Class B	22,518	1,328,562
Cinemark Holdings, Inc. (a)	4,148	144,433
Comcast Corp., Class A	248,740	9,962,037
Discovery Communications, Inc., Class A *(a)	20,116	450,196
DISH Network Corp., Class A *	15,783	753,638
Interpublic Group of Cos., Inc. (The)	18,051	363,908
John Wiley & Sons, Inc., Class A	1,833	120,520
Liberty Broadband Corp., Class C *	8,516	725,223
Lions Gate Entertainment Corp., Class A *(a)	10,398	351,556
Live Nation Entertainment, Inc. *	7,066	300,800
Madison Square Garden Co. (The), Class A *	1,136	239,526
Omnicom Group, Inc.	11,946	870,027
Regal Entertainment Group, Class A	5,399	124,231
Scripps Networks Interactive, Inc., Class A	6,779	578,791
Sinclair Broadcast Group, Inc., Class A (a)	4,249	160,825
Sirius XM Holdings, Inc. (a)	87,579	469,423
TEGNA, Inc.	12,266	172,705
Time Warner, Inc.	41,557	3,801,219
Tribune Media Co., Class A	3,927	166,780
Viacom, Inc., Class B	20,777	640,139
Walt Disney Co. (The)	81,435	8,755,077
		30,904,144

Metals & Mining - 0.4%
Nucor Corp.	37,689	2,396,267
Reliance Steel & Aluminum Co.	7,680	658,867
Steel Dynamics, Inc.	24,820	1,070,487
Worthington Industries, Inc.	6,308	277,930
		4,403,551

Multi-Utilities - 1.3%

Avista Corp.	8,588	442,196
CenterPoint Energy, Inc.	77,242	2,190,583
CMS Energy Corp.	47,719	2,257,109
Consolidated Edison, Inc.	51,347	4,361,927
Sempra Energy	43,327	4,632,523
		13,884,338

Multiline Retail - 0.4%
Dollar General Corp.	14,270	1,327,253
Kohl's Corp.	8,583	465,456
Macy's, Inc.	17,574	442,689
Nordstrom, Inc. (a)	8,614	408,131
Target Corp.	29,439	1,920,895
		4,564,424

Personal Products - 0.3%
Coty, Inc., Class A (a)	26,651	530,089
Edgewell Personal Care Co. *	5,342	317,261
Estee Lauder Cos., Inc. (The), Class A	16,709	2,126,053
		2,973,403

Pharmaceuticals - 5.5%
Akorn, Inc. *	3,995	128,759
Allergan plc	17,975	2,940,350
Bristol-Myers Squibb Co.	89,417	5,479,474
Catalent, Inc. *	6,497	266,897
Eli Lilly & Co.	52,672	4,448,677
Jazz Pharmaceuticals plc *	3,031	408,124
Johnson & Johnson	146,418	20,457,523
Merck & Co., Inc.	148,616	8,362,622
Nektar Therapeutics *	9,198	549,305
Perrigo Co. plc	6,767	589,812
Pfizer, Inc.	322,534	11,682,181
Zoetis, Inc.	26,765	1,928,151
		57,241,875

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	2,474	292,946
Manpowergroup, Inc.	4,645	585,781
Nielsen Holdings plc	29,009	1,055,928
On Assignment, Inc. *	3,863	248,275
Robert Half International, Inc.	8,862	492,196
TransUnion *	11,389	625,939
Verisk Analytics, Inc. *	11,599	1,113,504
		4,414,569

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	14,520	628,861
Jones Lang LaSalle, Inc.	2,050	305,306
Realogy Holdings Corp. (a)	6,947	184,096

		1,118,263

Road & Rail - 1.4%
AMERCO	548	207,095
Genesee & Wyoming, Inc., Class A *	4,779	376,251
Kansas City Southern	7,505	789,676
Knight-Swift Transportation Holdings, Inc.	9,078	396,890
Landstar System, Inc.	3,238	337,076
Norfolk Southern Corp.	21,796	3,158,240
Old Dominion Freight Line, Inc.	5,001	657,882
Ryder System, Inc.	6,484	545,758
Schneider National, Inc., Class B (a)	3,803	108,614
Union Pacific Corp.	61,024	8,183,318
		14,760,800

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. *	3,723	251,228
Advanced Micro Devices, Inc. *(a)	32,364	332,702
Analog Devices, Inc.	16,921	1,506,477
Applied Materials, Inc.	47,020	2,403,662
Cavium, Inc. *	2,926	245,287
Cirrus Logic, Inc. *	2,763	143,289
Cree, Inc. *	4,080	151,531
Cypress Semiconductor Corp. (a)	13,659	208,163
Entegris, Inc.	6,480	197,316
First Solar, Inc. *	4,336	292,767
Integrated Device Technology, Inc. *	5,776	171,720
Intel Corp.	211,660	9,770,226
KLA-Tencor Corp.	6,508	683,796
Lam Research Corp.	7,193	1,324,016
Marvell Technology Group Ltd.	18,420	395,477
Maxim Integrated Products, Inc.	13,553	708,551
Microchip Technology, Inc. (a)	10,946	961,934
Micron Technology, Inc. *	50,994	2,096,873
MKS Instruments, Inc.	2,525	238,613
Monolithic Power Systems, Inc.	1,706	191,686
NVIDIA Corp.	27,331	5,288,548
ON Semiconductor Corp. *	19,571	409,817
Qorvo, Inc. *	5,169	344,255
QUALCOMM, Inc.	66,734	4,272,311
Silicon Laboratories, Inc. *	1,510	133,333
Skyworks Solutions, Inc.	8,322	790,174
Teradyne, Inc.	8,676	363,264
Texas Instruments, Inc.	44,606	4,658,651
Versum Materials, Inc.	4,331	163,928
Xilinx, Inc.	11,669	786,724
		39,486,319

Software - 5.7%
Adobe Systems, Inc. *	21,892	3,836,354

ANSYS, Inc. *	4,004	590,950
Aspen Technology, Inc. *	3,411	225,808
Autodesk, Inc. *(a)	9,418	987,289
Blackbaud, Inc.	1,922	181,610
CA, Inc.	12,896	429,179
Cadence Design Systems, Inc. *	12,635	528,396
CDK Global, Inc.	5,746	409,575
Citrix Systems, Inc. *	6,654	585,552
Electronic Arts, Inc. *	13,848	1,454,871
Ellie Mae, Inc. *(a)	1,252	111,929
Fair Isaac Corp.	1,341	205,441
Fortinet, Inc. *	6,178	269,917
Guidewire Software, Inc. *(a)	3,097	229,983
Intuit, Inc.	10,994	1,734,633
Manhattan Associates, Inc. *	3,106	153,871
Microsoft Corp.	348,086	29,775,276
Nuance Communications, Inc. *	8,836	144,469
Oracle Corp.	137,216	6,487,572
Paycom Software, Inc. *(a)	2,251	180,823
Pegasystems, Inc.	2,109	99,439
Proofpoint, Inc. *	2,004	177,975
PTC, Inc. *	4,914	298,624
RealPage, Inc. *	2,318	102,687
Red Hat, Inc. *	8,036	965,124
RingCentral, Inc., Class A *	2,147	103,915
Salesforce.com, Inc. *	30,408	3,108,610
ServiceNow, Inc. *	8,101	1,056,289
Snap, Inc., Class A *	9,842	143,792
Splunk, Inc. *	6,428	532,495
SS&C Technologies Holdings, Inc.	6,916	279,960
Symantec Corp.	27,649	775,831
Synopsys, Inc. *	7,026	598,896
Tableau Software, Inc., Class A *	3,318	229,606
Take-Two Interactive Software, Inc. *	4,862	533,750
Ultimate Software Group, Inc. (The) *(a)	1,208	263,622
VMware, Inc., Class A *(a)	5,593	700,915
Workday, Inc., Class A *(a)	7,778	791,334
Zendesk, Inc. *	3,681	124,565
		59,410,927

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	3,477	346,622
AutoNation, Inc. *(a)	4,233	217,280
AutoZone, Inc. *	1,539	1,094,798
Bed Bath & Beyond, Inc.	6,976	153,402
Best Buy Co., Inc.	14,253	975,903
Burlington Stores, Inc. *	3,569	439,094
Camping World Holdings, Inc., Class A	2,280	101,984
CarMax, Inc. *	10,324	662,078
Dick's Sporting Goods, Inc.	4,875	140,108

Floor & Decor Holdings, Inc., Class A *(a)	2,325	113,181
Foot Locker, Inc.	6,074	284,749
Gap, Inc. (The)	11,620	395,777
Home Depot, Inc. (The)	63,256	11,988,910
L Brands, Inc.	13,610	819,594
Lowe's Cos., Inc.	44,295	4,116,777
Michaels Cos., Inc. (The) *	7,503	181,498
Murphy USA, Inc. *	2,606	209,418
O'Reilly Automotive, Inc. *	4,292	1,032,398
Penske Automotive Group, Inc.	1,934	92,542
Ross Stores, Inc.	20,918	1,678,670
Tiffany & Co.	4,866	505,821
TJX Cos., Inc. (The)	33,792	2,583,736
Tractor Supply Co.	6,176	461,656
Ulta Salon, Cosmetics & Fragrance, Inc. *(a)	3,032	678,137
Urban Outfitters, Inc. *	3,519	123,376
Williams-Sonoma, Inc. (a)	4,520	233,684
		29,631,193

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	231,013	39,094,330
Hewlett Packard Enterprise Co.	74,577	1,070,926
HP, Inc.	73,020	1,534,150
NCR Corp. *	5,197	176,646
NetApp, Inc.	13,023	720,432
Pure Storage, Inc., Class A *(a)	6,106	96,841
Seagate Technology plc	11,772	492,541
Western Digital Corp.	13,962	1,110,398
Xerox Corp.	8,803	256,607
		44,552,871

Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	3,075	361,282
Columbia Sportswear Co.	2,163	155,476
Hanesbrands, Inc. (a)	19,270	402,936
lululemon athletica, inc. *	5,145	404,346
Michael Kors Holdings Ltd. *	7,562	476,028
NIKE, Inc., Class B	72,866	4,557,768
PVH Corp.	3,804	521,947
Ralph Lauren Corp. (a)	4,220	437,572
Skechers U.S.A., Inc., Class A *	8,642	327,013
Tapestry, Inc.	13,018	575,786
Under Armour, Inc., Class A *(a)	22,867	329,971
VF Corp.	16,702	1,235,948
		9,786,073

Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. *	5,885	255,527
LendingTree, Inc. *(a)	457	155,586
MGIC Investment Corp. *	25,406	358,479

New York Community Bancorp, Inc.	25,326	329,744
Radian Group, Inc.	11,843	244,084
TFS Financial Corp.	9,601	143,439
Washington Federal, Inc.	6,113	209,370
		1,696,229

Trading Companies & Distributors - 0.5%
Air Lease Corp.	6,021	289,550
Beacon Roofing Supply, Inc. *	4,857	309,682
Fastenal Co.	22,785	1,246,112
HD Supply Holdings, Inc. *	13,891	556,057
MSC Industrial Direct Co., Inc., Class A	4,072	393,599
Triton International Ltd.	3,871	144,969
United Rentals, Inc. *	6,706	1,152,828
Univar, Inc. *	6,309	195,327
W.W. Grainger, Inc. (a)	4,029	951,851
WESCO International, Inc. *	5,119	348,860
		5,588,835

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	4,685	300,777

Water Utilities - 0.4%
American Water Works Co., Inc.	31,478	2,879,922
Aqua America, Inc.	29,330	1,150,616
		4,030,538

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. *	12,768	810,896
Telephone & Data Systems, Inc.	8,557	237,884
United States Cellular Corp. *	2,698	101,526
		1,150,306

Total Common Stocks (Cost $750,046,264)		1,034,955,414

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR, Exp. 12/31/19 *(c)(d)	4,124	4,578

Food & Staples Retailing - 0.0% (b)
Safeway Casa Ley CVR *(c)	7,013	0
Safeway PDC LLC CVR *(c)	7,013	0
		0

Total Rights (Cost $11,892)		4,578

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%

State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	3,633,358	3,633,358

Total Time Deposit (Cost $3,633,358)		3,633,358

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	12,572,587	12,572,587

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $12,572,587)		12,572,587

TOTAL INVESTMENTS (Cost $766,264,101) - 101.2%		1,051,165,937
Other assets and liabilities, net - (1.2%)		(12,153,253)
NET ASSETS - 100.0%		1,039,012,684

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $29,726,717 and the total market value of the collateral received by the Fund was $30,600,990, including cash collateral of $12,572,587 and non-cash U.S. Government and/or agency securities collateral of $18,028,403.

(b) Amount is less than 0.05%.
(c) For fair value measurement purposes, security is categorized as Level 3.
(d) Restricted security, acquired on January 25, 2016 with an acquisition cost of $4,578. Total market value of the restricted security amounts to $4,578, which represents less than 0.05% of the net assets of the Fund as of December 31, 2017.

Abbreviations:
CVR:	Contingent Value Rights

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1		Level 2	Level 3*	Total
Common Stocks	$1,034,955,414	**	$—	$—	$1,034,955,414
Rights	—		—	4,578	4,578
Time Deposit	—		3,633,358	—	3,633,358
Short Term Investment of Cash Collateral for Securities Loaned	12,572,587		—	—	12,572,587
Total	$1,047,528,001		$3,633,358	$4,578	$1,051,165,937

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US LARGE-CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.3%
Harris Corp.	203	28,755
HEICO Corp.	571	53,874
Hexcel Corp.	417	25,791
Rockwell Collins, Inc.	580	78,660
		187,080

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	394	35,102
Expeditors International of Washington, Inc.	876	56,668
United Parcel Service, Inc., Class B	2,774	330,522
		422,292

Airlines - 0.3%
Southwest Airlines Co.	2,412	157,865

Auto Components - 0.2%
Aptiv plc	721	61,163
Gentex Corp.	635	13,303
LCI Industries	134	17,420
Visteon Corp. *	142	17,770
		109,656

Automobiles - 0.5%
Tesla, Inc. *(a)	799	248,769
Thor Industries, Inc.	318	47,929
		296,698

Banks - 1.0%
Bank of Hawaii Corp.	117	10,027
BOK Financial Corp.	133	12,279
Comerica, Inc.	496	43,058
Commerce Bancshares, Inc.	217	12,117
Cullen/Frost Bankers, Inc.	117	11,074
East West Bancorp, Inc.	216	13,139
First Citizens BancShares, Inc., Class A	18	7,254
First Republic Bank	460	39,854
Hancock Holding Co.	230	11,385
M&T Bank Corp.	294	50,271
Pinnacle Financial Partners, Inc.	168	11,138
PNC Financial Services Group, Inc. (The)	1,022	147,464
Signature Bank *	152	20,864
Sterling Bancorp	451	11,095
SVB Financial Group *	288	67,326
Synovus Financial Corp.	259	12,416

Texas Capital Bancshares, Inc. *	128	11,379
UMB Financial Corp.	147	10,572
Webster Financial Corp.	222	12,468
Western Alliance Bancorp *	269	15,231
Wintrust Financial Corp.	147	12,108
		542,519

Beverages - 1.8%
Coca-Cola Co. (The)	8,884	407,598
Dr Pepper Snapple Group, Inc.	536	52,024
PepsiCo, Inc.	4,829	579,094
		1,038,716

Biotechnology - 5.6%
AbbVie, Inc.	6,145	594,283
ACADIA Pharmaceuticals, Inc. *(a)	399	12,014
Alexion Pharmaceuticals, Inc. *	1,349	161,327
Alkermes plc *(a)	841	46,028
Alnylam Pharmaceuticals, Inc. *	518	65,812
Amgen, Inc.	2,717	472,486
Biogen, Inc. *	1,287	410,000
BioMarin Pharmaceutical, Inc. *	1,052	93,807
Bioverativ, Inc. *	727	39,200
Bluebird Bio, Inc. *	187	33,305
Celgene Corp. *	4,797	500,615
Exelixis, Inc. *	1,802	54,781
FibroGen, Inc. *	422	20,003
Incyte Corp. *	733	69,422
Ionis Pharmaceuticals, Inc. *(a)	755	37,976
Juno Therapeutics, Inc. *	333	15,221
Portola Pharmaceuticals, Inc. *	359	17,476
Puma Biotechnology, Inc. *(a)	167	16,508
Regeneron Pharmaceuticals, Inc. *	466	175,197
Sage Therapeutics, Inc. *	261	42,989
Sarepta Therapeutics, Inc. *(a)	406	22,590
Seattle Genetics, Inc. *(a)	383	20,491
TESARO, Inc. *(a)	219	18,149
United Therapeutics Corp. *	100	14,795
Vertex Pharmaceuticals, Inc. *	1,533	229,735
		3,184,210

Building Products - 0.5%
Allegion plc	724	57,601
Fortune Brands Home & Security, Inc.	740	50,646
Masco Corp.	1,486	65,295
Owens Corning	516	47,441
Trex Co., Inc. *	215	23,304
USG Corp. *(a)	480	18,509
		262,796

Capital Markets - 3.6%
Affiliated Managers Group, Inc.	307	63,012
Ameriprise Financial, Inc.	851	144,219
BGC Partners, Inc., Class A	737	11,136
BlackRock, Inc.	720	369,871
Cboe Global Markets, Inc.	478	59,554
Charles Schwab Corp. (The)	4,034	207,226
CME Group, Inc.	869	126,917
E*Trade Financial Corp. *	658	32,617
Evercore, Inc., Class A	169	15,210
Interactive Brokers Group, Inc., Class A	289	17,112
Intercontinental Exchange, Inc.	1,794	126,585
LPL Financial Holdings, Inc.	240	13,713
MarketAxess Holdings, Inc.	244	49,227
Moody's Corp.	679	100,227
Morningstar, Inc.	90	8,727
MSCI, Inc.	496	62,764
Nasdaq, Inc.	212	16,288
Northern Trust Corp.	567	56,638
Raymond James Financial, Inc.	313	27,951
S&P Global, Inc.	1,468	248,679
SEI Investments Co.	816	58,638
State Street Corp.	688	67,156
T. Rowe Price Group, Inc.	902	94,647
TD Ameritrade Holding Corp.	840	42,949
Thomson Reuters Corp.	715	31,167
		2,052,230

Chemicals - 2.3%
Air Products & Chemicals, Inc.	1,050	172,284
Axalta Coating Systems Ltd. *	930	30,095
Ecolab, Inc.	1,741	233,607
International Flavors & Fragrances, Inc.	558	85,156
PPG Industries, Inc.	1,398	163,314
Praxair, Inc.	1,561	241,456
Sensient Technologies Corp.	152	11,119
Sherwin-Williams Co. (The)	906	371,496
		1,308,527

Commercial Services & Supplies - 0.8%
Cintas Corp.	645	100,510
Copart, Inc. *	1,430	61,762
Deluxe Corp.	180	13,831
Healthcare Services Group, Inc.	618	32,581
KAR Auction Services, Inc.	653	32,983
MSA Safety, Inc.	148	11,473
Republic Services, Inc.	800	54,088
UniFirst Corp.	79	13,027
Waste Management, Inc.	1,747	150,766
		471,021

Communications Equipment - 0.9%
Arista Networks, Inc. *	247	58,188
ARRIS International plc *	562	14,438
Ciena Corp. *	586	12,265
Cisco Systems, Inc.	6,780	259,674
CommScope Holding Co., Inc. *	295	11,160
F5 Networks, Inc. *	261	34,249
Lumentum Holdings, Inc. *(a)	243	11,883
Motorola Solutions, Inc.	504	45,531
NetScout Systems, Inc. *	258	7,856
Palo Alto Networks, Inc. *	449	65,078
Ubiquiti Networks, Inc. *(a)	171	12,144
		532,466

Construction & Engineering - 0.1%
Dycom Industries, Inc. *(a)	226	25,183
EMCOR Group, Inc.	331	27,059
Quanta Services, Inc. *	304	11,890
Valmont Industries, Inc.	106	17,580
		81,712

Consumer Finance - 0.4%
American Express Co.	2,082	206,763
Credit Acceptance Corp. *(a)	64	20,703
		227,466

Containers & Packaging - 0.5%
AptarGroup, Inc.	167	14,409
Avery Dennison Corp.	645	74,085
Ball Corp. (a)	1,536	58,137
Berry Global Group, Inc. *	907	53,214
Crown Holdings, Inc. *	443	24,919
Sealed Air Corp. (a)	1,234	60,836
		285,600

Distributors - 0.1%
LKQ Corp. *	990	40,263
Pool Corp.	264	34,228
		74,491

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. *	351	32,994
Grand Canyon Education, Inc. *	241	21,577
H&R Block, Inc.	417	10,934
Service Corp. International	350	13,062
ServiceMaster Global Holdings, Inc. *	569	29,172
		107,739

Diversified Telecommunication Services - 0.1%

Zayo Group Holdings, Inc. *	802	29,514

Electric Utilities - 0.1%
Alliant Energy Corp.	1,408	59,995

Electrical Equipment - 0.6%
Acuity Brands, Inc.	301	52,976
AMETEK, Inc.	1,207	87,471
Hubbell, Inc.	179	24,226
Rockwell Automation, Inc.	684	134,304
Sensata Technologies Holding NV *	800	40,888
		339,865

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	694	48,226
Coherent, Inc. *	105	29,633
Corning, Inc.	1,507	48,209
Dolby Laboratories, Inc., Class A	202	12,524
FLIR Systems, Inc.	328	15,291
IPG Photonics Corp. *	177	37,901
Keysight Technologies, Inc. *	461	19,178
National Instruments Corp.	251	10,449
SYNNEX Corp.	91	12,372
TE Connectivity Ltd.	877	83,350
Trimble, Inc. *	1,066	43,322
Universal Display Corp.	168	29,005
Zebra Technologies Corp., Class A *	239	24,808
		414,268

Energy Equipment & Services - 0.2%
Core Laboratories NV (a)	369	40,424
US Silica Holdings, Inc. (a)	1,280	41,677
Weatherford International plc *	8,921	37,200
		119,301

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	1,359	252,937
PriceSmart, Inc.	111	9,557
Sprouts Farmers Market, Inc. *	497	12,102
Sysco Corp.	1,484	90,123
Walgreens Boots Alliance, Inc.	2,087	151,558
		516,277

Food Products - 0.8%
Blue Buffalo Pet Products, Inc. *(a)	586	19,215
General Mills, Inc.	1,100	65,219
Hain Celestial Group, Inc. (The) *	260	11,021
Hershey Co. (The)	605	68,674
Hormel Foods Corp. (a)	813	29,585
Ingredion, Inc.	230	32,154

J. M. Smucker Co. (The)	285	35,408
Lamb Weston Holdings, Inc.	769	43,410
Lancaster Colony Corp.	96	12,404
McCormick & Co., Inc.	491	50,038
Pinnacle Foods, Inc.	410	24,383
Post Holdings, Inc. *	465	36,842
		428,353

Gas Utilities - 0.1%
ONE Gas, Inc.	261	19,121
Southwest Gas Holdings, Inc.	401	32,272
		51,393

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	4,868	277,817
ABIOMED, Inc. *	270	50,601
Align Technology, Inc. *	450	99,985
Becton Dickinson and Co.	962	205,926
Boston Scientific Corp. *	5,144	127,520
Cantel Medical Corp.	240	24,689
Cooper Cos., Inc. (The)	273	59,481
Danaher Corp.	1,794	166,519
DexCom, Inc. *(a)	571	32,770
Edwards Lifesciences Corp. *	1,278	144,043
Globus Medical, Inc., Class A *	347	14,262
Hill-Rom Holdings, Inc.	299	25,203
Hologic, Inc. *	1,672	71,478
ICU Medical, Inc. *	67	14,472
IDEXX Laboratories, Inc. *	527	82,412
Insulet Corp. *	328	22,632
Masimo Corp. *	269	22,811
Neogen Corp. *	210	17,264
NuVasive, Inc. *	215	12,575
Penumbra, Inc. *(a)	163	15,338
ResMed, Inc.	495	41,922
STERIS plc	184	16,094
Teleflex, Inc.	291	72,407
Varian Medical Systems, Inc. *	327	36,346
West Pharmaceutical Services, Inc.	395	38,975
		1,693,542

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	327	30,025
Anthem, Inc.	1,578	355,066
Centene Corp. *	663	66,883
Chemed Corp.	83	20,171
Encompass Health Corp.	232	11,463
Express Scripts Holding Co. *	1,023	76,357
HCA Healthcare, Inc. *	965	84,766
Henry Schein, Inc. *	532	37,176

Humana, Inc.	866	214,829
Laboratory Corp. of America Holdings *	427	68,111
Molina Healthcare, Inc. *	155	11,885
Premier, Inc., Class A *	385	11,238
Quest Diagnostics, Inc.	305	30,039
WellCare Health Plans, Inc. *	288	57,920
		1,075,929

Health Care Technology - 0.4%
athenahealth, Inc. *	233	30,998
Cerner Corp. *	1,904	128,311
Cotiviti Holdings, Inc. *	301	9,695
Medidata Solutions, Inc. *	294	18,631
Veeva Systems, Inc., Class A *	751	41,515
		229,150

Hotels, Restaurants & Leisure - 2.1%
Aramark	358	15,301
Chipotle Mexican Grill, Inc. *(a)	158	45,667
Choice Hotels International, Inc.	199	15,442
Cracker Barrel Old Country Store, Inc. (a)	62	9,851
Darden Restaurants, Inc.	398	38,216
Domino's Pizza, Inc. (a)	241	45,539
Dunkin' Brands Group, Inc.	266	17,149
Hilton Grand Vacations, Inc. *	297	12,459
Hilton Worldwide Holdings, Inc.	524	41,847
Hyatt Hotels Corp., Class A *	184	13,531
Jack in the Box, Inc.	129	12,656
Marriott International, Inc., Class A	1,256	170,477
Marriott Vacations Worldwide Corp.	121	16,360
Royal Caribbean Cruises Ltd.	732	87,313
Six Flags Entertainment Corp.	438	29,158
Starbucks Corp.	5,948	341,594
Texas Roadhouse, Inc.	231	12,169
Vail Resorts, Inc.	250	53,118
Wendy's Co. (The)	708	11,625
Wyndham Worldwide Corp.	362	41,945
Yum China Holdings, Inc.	2,255	90,245
Yum! Brands, Inc.	798	65,125
		1,186,787

Household Durables - 0.3%
Garmin Ltd.	252	15,012
Leggett & Platt, Inc.	265	12,648
Lennar Corp., Class A (a)	445	28,142
Mohawk Industries, Inc. *	363	100,152
Tempur Sealy International, Inc. *	216	13,541
Toll Brothers, Inc.	431	20,696
		190,191

Household Products - 2.2%
Church & Dwight Co., Inc.	948	47,561
Clorox Co. (The)	609	90,583
Colgate-Palmolive Co.	3,582	270,262
Kimberly-Clark Corp.	1,175	141,775
Procter & Gamble Co. (The)	7,540	692,775
		1,242,956

Independent Power and Renewable Electricity Producers - 0.0% (b)
Ormat Technologies, Inc.	350	22,386

Industrial Conglomerates - 2.4%
3M Co.	4,654	1,095,412
Carlisle Cos., Inc.	226	25,685
Roper Technologies, Inc.	833	215,747
		1,336,844

Insurance - 1.3%
Alleghany Corp. *	19	11,326
Allstate Corp. (The)	858	89,841
Aon plc	1,015	136,010
Arch Capital Group Ltd. *	304	27,594
Arthur J. Gallagher & Co.	356	22,527
Brown & Brown, Inc.	256	13,174
Enstar Group Ltd. *	57	11,443
Kemper Corp.	256	17,638
Marsh & McLennan Cos., Inc.	1,771	144,142
Primerica, Inc.	125	12,694
Progressive Corp. (The)	1,631	91,858
Reinsurance Group of America, Inc.	103	16,061
RenaissanceRe Holdings Ltd.	92	11,554
Torchmark Corp.	263	23,857
Willis Towers Watson plc	401	60,427
XL Group Ltd.	760	26,721
		716,867

Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc. *	2,405	2,812,575
Expedia, Inc.	732	87,672
Priceline Group, Inc. (The) *	291	505,682
TripAdvisor, Inc. *(a)	412	14,198
Wayfair, Inc., Class A *(a)	192	15,412
		3,435,539

Internet Software & Services - 9.8%
2U, Inc. *(a)	226	14,579
Akamai Technologies, Inc. *	512	33,300
Alphabet, Inc., Class A *	2,822	2,972,695
CoStar Group, Inc. *	180	53,451
eBay, Inc. *	4,228	159,565

Facebook, Inc., Class A *	11,252	1,985,528
GoDaddy, Inc., Class A *	351	17,648
GrubHub, Inc. *(a)	420	30,156
IAC/InterActiveCorp *	324	39,619
j2 Global, Inc.	171	12,830
LogMeIn, Inc.	239	27,365
Match Group, Inc. *(a)	389	12,180
Nutanix, Inc., Class A *(a)	316	11,148
Twitter, Inc. *	3,043	73,062
VeriSign, Inc. *(a)	377	43,144
Yelp, Inc. *	337	14,141
Zillow Group, Inc., Class C *(a)	630	25,780
		5,526,191

IT Services - 6.7%
Accenture plc, Class A	2,862	438,144
Alliance Data Systems Corp.	214	54,245
Amdocs Ltd.	306	20,037
Automatic Data Processing, Inc.	1,344	157,503
Black Knight, Inc. *	487	21,501
Booz Allen Hamilton Holding Corp.	355	13,536
Broadridge Financial Solutions, Inc.	307	27,808
Cognizant Technology Solutions Corp., Class A	1,939	137,708
CoreLogic, Inc. *	247	11,414
DST Systems, Inc.	204	12,662
DXC Technology Co.	1,326	125,837
EPAM Systems, Inc. *	230	24,709
Euronet Worldwide, Inc. *	216	18,202
Fidelity National Information Services, Inc.	843	79,318
First Data Corp., Class A *(a)	867	14,488
Fiserv, Inc. *	965	126,540
FleetCor Technologies, Inc. *	425	81,783
Gartner, Inc. *	431	53,078
Genpact Ltd.	418	13,267
Jack Henry & Associates, Inc.	376	43,977
MasterCard, Inc., Class A	4,403	666,438
MAXIMUS, Inc.	241	17,251
Paychex, Inc.	805	54,804
PayPal Holdings, Inc. *	5,304	390,481
Sabre Corp.	462	9,471
Science Applications International Corp.	168	12,864
Square, Inc., Class A *(a)	1,318	45,695
Teradata Corp. *	290	11,153
Total System Services, Inc.	734	58,052
Vantiv, Inc., Class A *(a)	807	59,355
Visa, Inc., Class A	8,585	978,862
WEX, Inc. *	128	18,077
		3,798,260

Leisure Products - 0.1%

Hasbro, Inc.	393	35,720
Polaris Industries, Inc.	333	41,288
		77,008

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	1,352	90,543
Bio-Rad Laboratories, Inc., Class A *	116	27,686
Bio-Techne Corp.	99	12,825
Bruker Corp.	358	12,287
Charles River Laboratories International, Inc. *	217	23,751
Illumina, Inc. *	884	193,145
IQVIA Holdings, Inc. *	499	48,852
Mettler-Toledo International, Inc. *	159	98,504
PerkinElmer, Inc.	472	34,513
PRA Health Sciences, Inc. *	348	31,692
Syneos Health, Inc. *	295	12,862
Thermo Fisher Scientific, Inc.	2,442	463,687
Waters Corp. *	496	95,822
		1,146,169

Machinery - 3.8%
Allison Transmission Holdings, Inc.	1,118	48,152
Barnes Group, Inc.	192	12,148
Crane Co.	138	12,312
Cummins, Inc.	839	148,201
Deere & Co.	1,207	188,908
Donaldson Co., Inc.	544	26,629
Dover Corp.	659	66,552
Fortive Corp.	2,499	180,803
Gardner Denver Holdings, Inc. *	354	12,011
Graco, Inc.	912	41,241
IDEX Corp.	401	52,920
Illinois Tool Works, Inc.	2,378	396,769
Ingersoll-Rand plc	893	79,647
ITT, Inc.	269	14,356
John Bean Technologies Corp.	233	25,816
Kennametal, Inc.	241	11,667
Lincoln Electric Holdings, Inc.	279	25,551
Middleby Corp. (The) *	424	57,219
Navistar International Corp. *	599	25,685
Nordson Corp.	404	59,146
Oshkosh Corp.	392	35,629
Parker-Hannifin Corp.	1,026	204,769
Pentair plc	468	33,050
RBC Bearings, Inc. *	123	15,547
Snap-on, Inc.	301	52,464
Stanley Black & Decker, Inc.	853	144,746
Timken Co. (The)	248	12,189
Toro Co. (The)	768	50,097
WABCO Holdings, Inc. *	217	31,139

Wabtec Corp. (a)	239	19,462
Woodward, Inc.	264	20,206
Xylem, Inc.	913	62,267
		2,167,298

Media - 1.9%
Altice USA, Inc., Class A *	576	12,229
AMC Networks, Inc., Class A *	207	11,195
Cable One, Inc.	26	18,287
Comcast Corp., Class A	9,949	398,457
DISH Network Corp., Class A *	403	19,243
John Wiley & Sons, Inc., Class A	175	11,506
Liberty Broadband Corp., Class C *	533	45,390
Live Nation Entertainment, Inc. *	816	34,737
Madison Square Garden Co. (The), Class A *	73	15,392
Sirius XM Holdings, Inc. (a)	7,296	39,107
Walt Disney Co. (The)	4,427	475,947
		1,081,490

Multiline Retail - 0.1%
Dollar General Corp.	689	64,084

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	1,603	203,966

Pharmaceuticals - 3.9%
Akorn, Inc. *	440	14,181
Allergan plc	665	108,781
Bristol-Myers Squibb Co.	5,208	319,146
Catalent, Inc. *	706	29,002
Eli Lilly & Co.	2,995	252,958
Jazz Pharmaceuticals plc *	380	51,167
Johnson & Johnson	8,362	1,168,339
Nektar Therapeutics *	487	29,084
Zoetis, Inc.	3,006	216,552
		2,189,210

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	94	11,131
Manpowergroup, Inc.	180	22,700
Nielsen Holdings plc	796	28,974
On Assignment, Inc. *	180	11,569
Robert Half International, Inc.	523	29,047
TransUnion *	1,178	64,743
Verisk Analytics, Inc. *	847	81,312
		249,476

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	891	38,589
Jones Lang LaSalle, Inc.	171	25,467

		64,056

Road & Rail - 1.3%
AMERCO	28	10,581
Kansas City Southern	454	47,770
Landstar System, Inc.	331	34,457
Norfolk Southern Corp.	994	144,031
Old Dominion Freight Line, Inc.	535	70,379
Union Pacific Corp.	3,326	446,017
		753,235

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries, Inc. *	143	9,650
Advanced Micro Devices, Inc. *(a)	3,684	37,872
Analog Devices, Inc.	952	84,757
Applied Materials, Inc.	5,067	259,025
Cavium, Inc. *	323	27,077
Cirrus Logic, Inc. *	324	16,803
Cree, Inc. *	183	6,797
Cypress Semiconductor Corp. (a)	934	14,234
Entegris, Inc.	472	14,372
Integrated Device Technology, Inc. *	485	14,419
KLA-Tencor Corp.	729	76,596
Lam Research Corp.	774	142,470
Marvell Technology Group Ltd.	1,271	27,288
Maxim Integrated Products, Inc.	881	46,059
Microchip Technology, Inc. (a)	1,100	96,668
Micron Technology, Inc. *	5,503	226,283
MKS Instruments, Inc.	276	26,082
Monolithic Power Systems, Inc.	163	18,315
NVIDIA Corp.	2,868	554,958
ON Semiconductor Corp. *	1,057	22,134
Qorvo, Inc. *	571	38,029
Silicon Laboratories, Inc. *	148	13,068
Skyworks Solutions, Inc.	878	83,366
Teradyne, Inc.	931	38,981
Texas Instruments, Inc.	4,655	486,168
Versum Materials, Inc.	550	20,817
Xilinx, Inc.	791	53,329
		2,455,617

Software - 7.5%
Adobe Systems, Inc. *	2,336	409,361
ANSYS, Inc. *	436	64,349
Aspen Technology, Inc. *	311	20,588
Autodesk, Inc. *(a)	567	59,439
Blackbaud, Inc.	229	21,638
Cadence Design Systems, Inc. *	1,375	57,502
CDK Global, Inc.	618	44,051
Citrix Systems, Inc. *	698	61,424

Electronic Arts, Inc. *	1,435	150,761
Ellie Mae, Inc. *(a)	144	12,874
Fair Isaac Corp.	117	17,924
Fortinet, Inc. *	678	29,622
Guidewire Software, Inc. *(a)	328	24,357
Intuit, Inc.	1,158	182,709
Manhattan Associates, Inc. *	361	17,884
Microsoft Corp.	19,947	1,706,266
Nuance Communications, Inc. *	676	11,053
Oracle Corp.	6,030	285,098
Paycom Software, Inc. *(a)	167	13,415
Pegasystems, Inc.	232	10,939
Proofpoint, Inc. *	191	16,963
PTC, Inc. *	610	37,070
RealPage, Inc. *	255	11,296
Red Hat, Inc. *	842	101,124
RingCentral, Inc., Class A *	293	14,181
Salesforce.com, Inc. *	3,246	331,839
ServiceNow, Inc. *	800	104,312
Snap, Inc., Class A *	983	14,362
Splunk, Inc. *	681	56,414
SS&C Technologies Holdings, Inc.	494	19,997
Symantec Corp.	1,781	49,975
Synopsys, Inc. *	750	63,930
Tableau Software, Inc., Class A *	350	24,220
Take-Two Interactive Software, Inc. *	565	62,026
Ultimate Software Group, Inc. (The) *	117	25,533
VMware, Inc., Class A *(a)	331	41,481
Workday, Inc., Class A *(a)	665	67,657
Zendesk, Inc. *	434	14,687
		4,258,321

Specialty Retail - 4.4%
AutoZone, Inc. *	162	115,242
Burlington Stores, Inc. *	431	53,026
CarMax, Inc. *	491	31,488
Floor & Decor Holdings, Inc., Class A *(a)	255	12,413
Home Depot, Inc. (The)	6,990	1,324,815
Lowe's Cos., Inc.	3,284	305,215
Michaels Cos., Inc. (The) *	491	11,877
O'Reilly Automotive, Inc. *	501	120,510
Ross Stores, Inc.	2,219	178,075
Tiffany & Co.	206	21,414
TJX Cos., Inc. (The)	2,278	174,176
Tractor Supply Co.	446	33,338
Ulta Salon, Cosmetics & Fragrance, Inc. *(a)	345	77,163
Urban Outfitters, Inc. *	347	12,166
		2,470,918

Technology Hardware, Storage & Peripherals - 7.4%

Apple, Inc.	24,276	4,108,228
NetApp, Inc.	689	38,115
Pure Storage, Inc., Class A *(a)	671	10,642
Western Digital Corp.	618	49,150
		4,206,135

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	266	31,252
Columbia Sportswear Co.	151	10,854
lululemon athletica, inc. *	611	48,019
NIKE, Inc., Class B	5,371	335,956
PVH Corp.	179	24,561
Skechers U.S.A., Inc., Class A *	366	13,849
Under Armour, Inc., Class A *(a)	1,022	14,747
VF Corp.	777	57,498
		536,736

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. *	310	13,460
LendingTree, Inc. *	42	14,299
TFS Financial Corp.	752	11,235
		38,994

Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. *	252	16,068
Fastenal Co.	1,264	69,128
HD Supply Holdings, Inc. *	1,445	57,843
MSC Industrial Direct Co., Inc., Class A	174	16,819
Triton International Ltd.	293	10,973
United Rentals, Inc. *	684	117,587
Univar, Inc. *	220	6,811
W.W. Grainger, Inc. (a)	141	33,311
		328,540

Water Utilities - 0.4%
American Water Works Co., Inc.	1,582	144,737
Aqua America, Inc.	1,350	52,961
		197,698

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. *	1,342	85,230

Total Common Stocks (Cost $42,940,954)		56,330,873

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR, Exp. 12/31/19 *(c)(d)	565	627

Total Rights (Cost $627)		627

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	205,155	205,155

Total Time Deposit (Cost $205,155)		205,155

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	790,029	790,029

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $790,029)		790,029

TOTAL INVESTMENTS (Cost $43,936,765) - 101.2%		57,326,684
Other assets and liabilities, net - (1.2%)		(666,972)
NET ASSETS - 100.0%		56,659,712

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $1,684,357 and the total market value of the collateral received by the Fund was $1,735,610, including cash collateral of $790,029 and non-cash U.S. Government and/or agency securities collateral of $945,581.

(b) Amount is less than 0.05%.
(c) For fair value measurement disclosure purposes, security is categorized as Level 3 .
(d) Restricted security. Dyax Corp. was acquired on January 25, 2016 with an acquisition cost of $627. Total market value of restricted security amounts to $627, which represents less than 0.05% of the net assets of the Fund as of December 31, 2017.

Abbreviations:
CVR:	Contingent Value Rights

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1		Level 2	Level 3*	Total
Common Stocks	$56,330,873	**	$—	$—	$56,330,873
Rights	—		—	627	627
Time Deposit	—		205,155	—	205,155
Short Term Investment of Cash Collateral for Securities Loaned	790,029		—	—	790,029
Total	$57,120,902		$205,155	$627	$57,326,684

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US LARGE-CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.3%
Harris Corp.	969	137,259
Hexcel Corp.	1,006	62,221
Rockwell Collins, Inc.	1,882	255,237
		454,717

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (a)	1,890	168,380
Expeditors International of Washington, Inc.	1,566	101,305
United Parcel Service, Inc., Class B	7,934	945,336
		1,215,021

Airlines - 1.8%
Alaska Air Group, Inc.	2,904	213,473
American Airlines Group, Inc.	9,990	519,780
Delta Air Lines, Inc.	15,026	841,456
JetBlue Airways Corp. *	7,359	164,400
Southwest Airlines Co.	5,633	368,680
Spirit Airlines, Inc. *	1,709	76,649
United Continental Holdings, Inc. *	6,101	411,207
		2,595,645

Auto Components - 0.4%
Aptiv plc	1,824	154,730
BorgWarner, Inc.	2,708	138,352
Gentex Corp.	2,899	60,734
Goodyear Tire & Rubber Co. (The)	3,568	115,282
Tenneco, Inc.	630	36,880
Visteon Corp. *	167	20,898
		526,876

Automobiles - 0.6%
Ford Motor Co.	55,487	693,033
Harley-Davidson, Inc. (a)	2,472	125,775
		818,808

Banks - 11.7%
Associated Banc-Corp.	3,049	77,445
Bank of America Corp.	178,744	5,276,523
Bank of Hawaii Corp.	497	42,593
Bank of the Ozarks, Inc.	2,119	102,666
BankUnited, Inc.	2,221	90,439
BB&T Corp.	14,550	723,426
BOK Financial Corp.	259	23,911
Cathay General Bancorp	701	29,561

Chemical Financial Corp.	1,376	73,575
CIT Group, Inc.	2,324	114,410
Citigroup, Inc.	48,693	3,623,246
Citizens Financial Group, Inc.	9,345	392,303
Comerica, Inc.	1,602	139,070
Commerce Bancshares, Inc.	1,353	75,551
Cullen/Frost Bankers, Inc.	618	58,494
East West Bancorp, Inc.	1,656	100,734
Fifth Third Bancorp	13,062	396,301
First Citizens BancShares, Inc., Class A	40	16,120
First Hawaiian, Inc.	1,080	31,514
First Horizon National Corp.	5,467	109,285
First Republic Bank	1,293	112,025
FNB Corp.	6,447	89,098
Fulton Financial Corp.	3,349	59,947
Hancock Holding Co.	957	47,371
Home BancShares, Inc.	2,535	58,939
Huntington Bancshares, Inc.	20,096	292,598
IBERIABANK Corp.	1,105	85,637
Investors Bancorp, Inc.	5,322	73,869
KeyCorp	19,909	401,565
M&T Bank Corp.	1,608	274,952
MB Financial, Inc.	1,469	65,400
PacWest Bancorp	2,203	111,031
People's United Financial, Inc.	5,799	108,441
Pinnacle Financial Partners, Inc.	732	48,532
PNC Financial Services Group, Inc. (The)	5,475	789,988
Popular, Inc.	2,111	74,919
Prosperity Bancshares, Inc.	1,310	91,792
Regions Financial Corp.	22,054	381,093
Signature Bank *	460	63,140
Sterling Bancorp	2,600	63,960
Synovus Financial Corp.	1,331	63,808
Texas Capital Bancshares, Inc. *	364	32,360
UMB Financial Corp.	529	38,046
Umpqua Holdings Corp.	4,494	93,475
United Bankshares, Inc. (a)	1,923	66,824
US Bancorp	29,282	1,568,930
Valley National Bancorp	5,072	56,908
Webster Financial Corp.	1,292	72,559
Western Alliance Bancorp *	952	53,902
Wintrust Financial Corp.	673	55,435
Zions Bancorporation	3,728	189,494
		17,083,205

Beverages - 2.7%
Coca-Cola Co. (The)	46,950	2,154,066
Dr Pepper Snapple Group, Inc.	1,763	171,117
PepsiCo, Inc.	13,689	1,641,585
		3,966,768

Biotechnology - 2.1%
AbbVie, Inc.	8,444	816,619
ACADIA Pharmaceuticals, Inc. *	639	19,240
Amgen, Inc.	3,910	679,949
Bluebird Bio, Inc. *	264	47,018
Gilead Sciences, Inc.	18,546	1,328,636
Incyte Corp. *	776	73,495
Juno Therapeutics, Inc. *	322	14,719
Seattle Genetics, Inc. *(a)	594	31,779
United Therapeutics Corp. *	342	50,599
		3,062,054

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	1,463	100,128
Johnson Controls International plc	21,448	817,383
Masco Corp.	2,877	126,415
Owens Corning	1,316	120,993
USG Corp. *(a)	832	32,082
		1,197,001

Capital Markets - 5.4%
Bank of New York Mellon Corp. (The)	18,814	1,013,322
BGC Partners, Inc., Class A	3,197	48,307
Cboe Global Markets, Inc.	791	98,551
Charles Schwab Corp. (The)	8,965	460,532
CME Group, Inc.	3,326	485,762
E*Trade Financial Corp. *	2,781	137,854
Evercore, Inc., Class A	161	14,490
Federated Investors, Inc., Class B	1,711	61,733
Franklin Resources, Inc.	5,993	259,677
Goldman Sachs Group, Inc. (The)	6,471	1,648,552
Interactive Brokers Group, Inc., Class A	559	33,098
Intercontinental Exchange, Inc.	5,129	361,902
Invesco Ltd.	7,414	270,907
Legg Mason, Inc.	1,475	61,920
LPL Financial Holdings, Inc.	998	57,026
Moody's Corp.	1,030	152,038
Morgan Stanley	25,546	1,340,399
Nasdaq, Inc.	1,478	113,555
Northern Trust Corp.	2,278	227,549
Raymond James Financial, Inc.	1,200	107,160
State Street Corp.	4,603	449,299
Stifel Financial Corp.	1,236	73,616
T. Rowe Price Group, Inc.	1,692	177,542
TD Ameritrade Holding Corp.	2,306	117,906
Thomson Reuters Corp.	2,823	123,055
		7,895,752

Chemicals - 2.4%

Air Products & Chemicals, Inc.	4,210	690,777
Axalta Coating Systems Ltd. *	3,742	121,091
Eastman Chemical Co.	5,129	475,151
Ecolab, Inc.	3,234	433,938
International Flavors & Fragrances, Inc.	1,018	155,357
Mosaic Co. (The)	11,859	304,302
PPG Industries, Inc.	4,539	530,246
Praxair, Inc.	4,861	751,899
Sensient Technologies Corp.	1,081	79,075
		3,541,836

Commercial Services & Supplies - 0.5%
Deluxe Corp.	715	54,941
KAR Auction Services, Inc.	1,446	73,037
MSA Safety, Inc.	306	23,721
Republic Services, Inc.	3,087	208,712
UniFirst Corp.	242	39,906
Waste Management, Inc.	3,914	337,778
		738,095

Communications Equipment - 1.4%
ARRIS International plc *	984	25,279
Ciena Corp. *	670	14,023
Cisco Systems, Inc.	44,263	1,695,273
CommScope Holding Co., Inc. *	1,106	41,840
EchoStar Corp., Class A *	739	44,266
Juniper Networks, Inc.	4,236	120,726
Motorola Solutions, Inc.	508	45,893
NetScout Systems, Inc. *	740	22,533
		2,009,833

Construction & Engineering - 0.1%
EMCOR Group, Inc.	602	49,214
Quanta Services, Inc. *	2,226	87,059
Valmont Industries, Inc.	370	61,364
		197,637

Consumer Finance - 2.1%
Ally Financial, Inc.	7,939	231,501
American Express Co.	7,147	709,769
Capital One Financial Corp.	8,907	886,959
Discover Financial Services	6,710	516,133
OneMain Holdings, Inc. *	1,269	32,981
SLM Corp. *	8,262	93,361
Synchrony Financial	13,580	524,324
		2,995,028

Containers & Packaging - 1.2%
AptarGroup, Inc.	1,097	94,649
Avery Dennison Corp.	975	111,989

Ball Corp. (a)	7,229	273,618
Berry Global Group, Inc. *	1,240	72,751
Crown Holdings, Inc. *	3,378	190,012
Greif, Inc., Class A	923	55,915
Owens-Illinois, Inc. *	5,456	120,960
Sealed Air Corp. (a)	3,073	151,499
Sonoco Products Co.	3,674	195,236
WestRock Co.	8,677	548,473
		1,815,102

Distributors - 0.2%
Genuine Parts Co.	1,877	178,334
LKQ Corp. *	2,488	101,187
		279,521

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	71	39,643
H&R Block, Inc.	1,815	47,589
Service Corp. International	1,795	66,989
ServiceMaster Global Holdings, Inc. *	818	41,939
		196,160

Diversified Financial Services - 0.1%
Voya Financial, Inc.	3,448	170,573

Diversified Telecommunication Services - 4.2%
AT&T, Inc.	80,306	3,122,297
CenturyLink, Inc.	12,257	204,447
Verizon Communications, Inc.	53,211	2,816,458
		6,143,202

Electric Utilities - 1.9%
Alliant Energy Corp.	8,012	341,391
Eversource Energy	15,871	1,002,730
Portland General Electric Co.	4,364	198,911
Xcel Energy, Inc.	25,784	1,240,468
		2,783,500

Electrical Equipment - 1.7%
AMETEK, Inc.	2,419	175,305
Eaton Corp. plc	10,089	797,132
Emerson Electric Co.	14,954	1,042,144
EnerSys	1,041	72,485
Hubbell, Inc.	764	103,400
Regal-Beloit Corp.	1,014	77,672
Rockwell Automation, Inc.	949	186,336
Sensata Technologies Holding NV *	1,669	85,303
		2,539,777

Electronic Equipment, Instruments & Components - 0.6%

Arrow Electronics, Inc. *	1,143	91,909
Avnet, Inc.	1,526	60,460
Corning, Inc.	6,810	217,852
Dolby Laboratories, Inc., Class A	410	25,420
FLIR Systems, Inc.	737	34,359
Jabil, Inc.	2,154	56,542
Keysight Technologies, Inc. *	1,005	41,808
National Instruments Corp.	771	32,097
SYNNEX Corp.	149	20,256
TE Connectivity Ltd.	2,017	191,696
Tech Data Corp. *	502	49,181
		821,580

Energy Equipment & Services - 1.8%
Baker Hughes a GE Co.	33,102	1,047,347
Core Laboratories NV (a)	2,240	245,392
National Oilwell Varco, Inc.	29,451	1,060,825
US Silica Holdings, Inc. (a)	1,958	63,752
Weatherford International plc *	46,527	194,018
		2,611,334

Food & Staples Retailing - 2.7%
Casey's General Stores, Inc. (a)	702	78,582
Costco Wholesale Corp.	4,437	825,814
CVS Health Corp.	18,160	1,316,600
Kroger Co. (The)	16,303	447,517
Performance Food Group Co. *	1,553	51,404
PriceSmart, Inc.	131	11,279
Sprouts Farmers Market, Inc. *	976	23,766
Sysco Corp.	4,901	297,638
US Foods Holding Corp. *	2,304	73,567
Walgreens Boots Alliance, Inc.	10,372	753,215
		3,879,382

Food Products - 3.0%
B&G Foods, Inc. (a)	1,425	50,089
Bunge Ltd.	2,233	149,790
Campbell Soup Co. (a)	3,314	159,436
Conagra Brands, Inc.	7,204	271,375
Flowers Foods, Inc.	3,493	67,450
General Mills, Inc.	7,784	461,513
Hain Celestial Group, Inc. (The) *	1,133	48,028
Hershey Co. (The)	1,161	131,785
Hormel Foods Corp. (a)	2,638	95,997
Ingredion, Inc.	800	111,840
J. M. Smucker Co. (The)	1,146	142,379
Kellogg Co.	4,415	300,132
Kraft Heinz Co. (The)	10,533	819,046
Lamb Weston Holdings, Inc.	1,153	65,087
Lancaster Colony Corp.	111	14,342

McCormick & Co., Inc.	918	93,553
Mondelez International, Inc., Class A	26,821	1,147,939
Pinnacle Foods, Inc.	1,171	69,639
Snyder's-Lance, Inc.	1,509	75,571
TreeHouse Foods, Inc. *	917	45,355
		4,320,346

Gas Utilities - 1.2%
Atmos Energy Corp.	5,927	509,070
New Jersey Resources Corp.	4,477	179,975
ONE Gas, Inc.	1,879	137,656
Southwest Gas Holdings, Inc.	1,432	115,247
Spire, Inc.	2,604	195,691
UGI Corp.	8,175	383,816
WGL Holdings, Inc.	2,389	205,072
		1,726,527

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	13,289	758,403
Becton Dickinson and Co.	1,013	216,843
Boston Scientific Corp. *	7,648	189,594
Danaher Corp.	4,801	445,629
DENTSPLY SIRONA, Inc.	3,081	202,822
Globus Medical, Inc., Class A *	339	13,933
Hill-Rom Holdings, Inc.	372	31,356
ResMed, Inc.	876	74,188
STERIS plc	821	71,813
Varian Medical Systems, Inc. *	635	70,580
		2,075,161

Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. *(a)	1,236	40,331
AmerisourceBergen Corp.	1,455	133,598
Cardinal Health, Inc.	4,556	279,146
Centene Corp. *	931	93,919
DaVita, Inc. *	2,001	144,572
Encompass Health Corp.	1,084	53,560
Envision Healthcare Corp. *	2,084	72,023
Express Scripts Holding Co. *	5,779	431,345
HCA Healthcare, Inc. *	1,669	146,605
Henry Schein, Inc. *	1,182	82,598
Laboratory Corp. of America Holdings *	386	61,571
Mednax, Inc. *	1,229	65,678
Molina Healthcare, Inc. *	270	20,704
Patterson Cos., Inc. (a)	1,269	45,849
Quest Diagnostics, Inc.	1,166	114,839
		1,786,338

Hotels, Restaurants & Leisure - 1.0%
Aramark	2,866	122,493

Cracker Barrel Old Country Store, Inc. (a)	180	28,600
Darden Restaurants, Inc.	720	69,134
Dunkin' Brands Group, Inc.	547	35,265
Hilton Grand Vacations, Inc. *	344	14,431
Hilton Worldwide Holdings, Inc.	1,704	136,082
Hyatt Hotels Corp., Class A *	473	34,784
ILG, Inc.	978	27,854
Marriott International, Inc., Class A	1,195	162,197
Royal Caribbean Cruises Ltd.	613	73,119
Starbucks Corp.	6,345	364,393
Texas Roadhouse, Inc.	496	26,129
Wendy's Co. (The)	1,314	21,576
Wyndham Worldwide Corp.	561	65,003
Yum! Brands, Inc.	2,852	232,752
		1,413,812

Household Durables - 0.6%
CalAtlantic Group, Inc.	993	55,995
Garmin Ltd.	1,000	59,570
Leggett & Platt, Inc.	1,038	49,544
Lennar Corp., Class A	1,878	118,765
Newell Brands, Inc.	6,768	209,131
Tempur Sealy International, Inc. *	488	30,593
Toll Brothers, Inc.	1,367	65,643
Tupperware Brands Corp.	724	45,395
Whirlpool Corp.	986	166,279
		800,915

Household Products - 2.5%
Church & Dwight Co., Inc.	2,325	116,645
Clorox Co. (The)	843	125,388
Colgate-Palmolive Co.	7,138	538,562
Kimberly-Clark Corp.	3,362	405,659
Procter & Gamble Co. (The)	26,838	2,465,876
		3,652,130

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc., Class C	5,212	98,507
Ormat Technologies, Inc.	758	48,482
		146,989

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	663	75,350

Insurance - 7.2%
Aflac, Inc.	7,446	653,610
Alleghany Corp. *	174	103,720
Allstate Corp. (The)	3,797	397,584
American Financial Group, Inc.	947	102,787
American International Group, Inc.	16,030	955,067

Aon plc	1,362	182,508
Arch Capital Group Ltd. *	1,430	129,801
Arthur J. Gallagher & Co.	2,367	149,784
Assurant, Inc.	981	98,924
Assured Guaranty Ltd.	2,319	78,544
Axis Capital Holdings Ltd.	1,534	77,099
Brown & Brown, Inc.	1,317	67,773
Chubb Ltd.	8,651	1,264,171
Cincinnati Financial Corp.	2,886	216,363
CNO Financial Group, Inc.	2,955	72,959
Enstar Group Ltd. *	121	24,291
Everest Re Group Ltd.	733	162,184
First American Financial Corp.	2,119	118,749
Hanover Insurance Group, Inc. (The)	903	97,596
Hartford Financial Services Group, Inc. (The)	6,781	381,635
Lincoln National Corp.	4,064	312,400
Loews Corp.	5,306	265,459
Marsh & McLennan Cos., Inc.	3,792	308,631
Mercury General Corp.	274	14,642
MetLife, Inc.	18,966	958,921
Old Republic International Corp.	4,685	100,165
Primerica, Inc.	316	32,090
Principal Financial Group, Inc.	4,978	351,248
Progressive Corp. (The)	5,753	324,009
Prudential Financial, Inc.	7,795	896,269
Reinsurance Group of America, Inc.	851	132,696
RenaissanceRe Holdings Ltd.	416	52,245
RLI Corp.	734	44,524
Torchmark Corp.	1,578	143,140
Travelers Cos., Inc. (The)	5,037	683,219
Unum Group	4,122	226,257
Validus Holdings Ltd.	1,692	79,389
White Mountains Insurance Group Ltd.	25	21,282
Willis Towers Watson plc	1,196	180,225
XL Group Ltd.	2,443	85,896
		10,547,856

Internet & Direct Marketing Retail - 0.0% (b)
TripAdvisor, Inc. *(a)	663	22,847

Internet Software & Services - 0.1%
Akamai Technologies, Inc. *	777	50,536
j2 Global, Inc.	274	20,558
		71,094

IT Services - 2.1%
Amdocs Ltd.	756	49,503
Automatic Data Processing, Inc.	2,040	239,067
Booz Allen Hamilton Holding Corp.	1,284	48,959
Broadridge Financial Solutions, Inc.	520	47,102

Cognizant Technology Solutions Corp., Class A	2,258	160,363
Conduent, Inc. *	1,904	30,769
CoreLogic, Inc. *	1,060	48,983
CSRA, Inc.	1,907	57,057
DST Systems, Inc.	236	14,648
Fidelity National Information Services, Inc.	1,886	177,454
First Data Corp., Class A *(a)	3,547	59,270
Genpact Ltd.	547	17,362
International Business Machines Corp.	11,081	1,700,047
Leidos Holdings, Inc.	1,943	125,459
MAXIMUS, Inc.	222	15,891
Paychex, Inc.	1,950	132,756
Sabre Corp.	1,492	30,586
Science Applications International Corp.	193	14,778
Teradata Corp. *	1,171	45,037
WEX, Inc. *	131	18,501
		3,033,592

Leisure Products - 0.1%
Brunswick Corp.	1,408	77,750
Hasbro, Inc.	554	50,353
Mattel, Inc. (a)	5,148	79,176
		207,279

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,565	104,808
Bio-Techne Corp.	139	18,007
Bruker Corp.	799	27,422
Charles River Laboratories International, Inc. *	136	14,885
IQVIA Holdings, Inc. *	1,007	98,585
PerkinElmer, Inc.	521	38,096
Syneos Health, Inc. *	520	22,672
		324,475

Machinery - 2.5%
AGCO Corp.	1,455	103,931
Barnes Group, Inc.	525	33,217
Colfax Corp. *	2,140	84,787
Crane Co.	743	66,290
Cummins, Inc.	1,109	195,894
Deere & Co.	3,871	605,850
Donaldson Co., Inc.	1,172	57,369
Dover Corp.	1,666	168,249
Flowserve Corp.	3,024	127,401
Gardner Denver Holdings, Inc. *	681	23,106
Graco, Inc.	1,224	55,349
IDEX Corp.	534	70,472
Ingersoll-Rand plc	3,234	288,440
ITT, Inc.	1,337	71,356
Kennametal, Inc.	1,427	69,081

Lincoln Electric Holdings, Inc.	610	55,864
Oshkosh Corp.	817	74,257
PACCAR, Inc.	8,583	610,080
Pentair plc	2,748	194,064
RBC Bearings, Inc. *	120	15,168
Snap-on, Inc.	443	77,215
Stanley Black & Decker, Inc.	1,124	190,731
Terex Corp.	1,705	82,215
Timken Co. (The)	1,013	49,789
WABCO Holdings, Inc. *	480	68,880
Wabtec Corp. (a)	1,292	105,208
Woodward, Inc.	524	40,107
Xylem, Inc.	1,524	103,937
		3,688,307

Media - 3.8%
Altice USA, Inc., Class A *	731	15,519
AMC Networks, Inc., Class A *	547	29,582
CBS Corp., Class B	4,827	284,793
Cinemark Holdings, Inc.	1,661	57,836
Comcast Corp., Class A	42,465	1,700,723
Discovery Communications, Inc., Class A *(a)	4,801	107,446
DISH Network Corp., Class A *	2,278	108,774
Interpublic Group of Cos., Inc. (The)	4,932	99,429
John Wiley & Sons, Inc., Class A	222	14,597
Liberty Broadband Corp., Class C *	1,344	114,455
Lions Gate Entertainment Corp., Class A *(a)	2,226	75,261
Omnicom Group, Inc.	2,932	213,538
Regal Entertainment Group, Class A	1,890	43,489
Scripps Networks Interactive, Inc., Class A	2,184	186,470
Sinclair Broadcast Group, Inc., Class A (a)	1,244	47,085
TEGNA, Inc.	3,166	44,577
Time Warner, Inc.	10,991	1,005,347
Tribune Media Co., Class A	915	38,860
Viacom, Inc., Class B	5,281	162,708
Walt Disney Co. (The)	10,800	1,161,108
		5,511,597

Metals & Mining - 0.9%
Nucor Corp.	10,500	667,590
Reliance Steel & Aluminum Co.	2,622	224,942
Steel Dynamics, Inc.	7,970	343,746
Worthington Industries, Inc.	1,502	66,178
		1,302,456

Multi-Utilities - 2.8%
Avista Corp.	2,694	138,714
CenterPoint Energy, Inc.	22,352	633,903
CMS Energy Corp.	13,554	641,104
Consolidated Edison, Inc.	15,917	1,352,149

Sempra Energy	12,335	1,318,858
		4,084,728

Multiline Retail - 0.7%
Dollar General Corp.	1,737	161,558
Kohl's Corp.	2,278	123,536
Macy's, Inc. (a)	4,494	113,204
Nordstrom, Inc. (a)	1,881	89,122
Target Corp.	7,756	506,079
		993,499

Personal Products - 0.2%
Coty, Inc., Class A (a)	8,266	164,411
Edgewell Personal Care Co. *	980	58,202
		222,613

Pharmaceuticals - 6.8%
Allergan plc	3,184	520,839
Bristol-Myers Squibb Co.	11,089	679,534
Eli Lilly & Co.	6,690	565,037
Johnson & Johnson	19,265	2,691,706
Merck & Co., Inc.	38,820	2,184,401
Nektar Therapeutics *	970	57,928
Perrigo Co. plc	1,906	166,127
Pfizer, Inc.	84,539	3,062,003
		9,927,575

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	574	67,967
Manpowergroup, Inc.	1,063	134,055
Nielsen Holdings plc	5,123	186,477
On Assignment, Inc. *	362	23,266
Robert Half International, Inc.	1,409	78,256
Verisk Analytics, Inc. *	1,212	116,352
		606,373

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	1,872	81,076
Jones Lang LaSalle, Inc.	236	35,148
Realogy Holdings Corp. (a)	2,182	57,823
		174,047

Road & Rail - 1.5%
AMERCO	123	46,483
Genesee & Wyoming, Inc., Class A *	1,359	106,994
Kansas City Southern	1,111	116,899
Knight-Swift Transportation Holdings, Inc.	3,061	133,827
Norfolk Southern Corp.	3,707	537,144
Ryder System, Inc.	1,162	97,806
Schneider National, Inc., Class B (a)	530	15,137

Union Pacific Corp.	8,447	1,132,743
		2,187,033

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	1,854	165,062
Cree, Inc. *	582	21,616
Cypress Semiconductor Corp. (a)	1,246	18,989
First Solar, Inc. *	1,038	70,086
Intel Corp.	59,724	2,756,860
Marvell Technology Group Ltd.	2,328	49,982
Maxim Integrated Products, Inc.	1,501	78,472
ON Semiconductor Corp. *	2,815	58,946
QUALCOMM, Inc.	18,673	1,195,445
Xilinx, Inc.	1,210	81,578
		4,497,036

Software - 3.6%
Autodesk, Inc. *(a)	1,258	131,876
CA, Inc.	4,234	140,908
Microsoft Corp.	44,120	3,774,025
Nuance Communications, Inc. *	900	14,715
Oracle Corp.	22,691	1,072,830
SS&C Technologies Holdings, Inc.	394	15,949
Symantec Corp.	3,173	89,034
		5,239,337

Specialty Retail - 1.3%
Advance Auto Parts, Inc.	997	99,391
AutoNation, Inc. *	850	43,631
Bed Bath & Beyond, Inc.	2,269	49,895
Best Buy Co., Inc.	3,667	251,080
Camping World Holdings, Inc., Class A	318	14,224
CarMax, Inc. *	1,272	81,573
Dick's Sporting Goods, Inc.	1,152	33,108
Foot Locker, Inc.	1,742	81,665
Gap, Inc. (The)	3,137	106,846
L Brands, Inc.	3,550	213,781
Lowe's Cos., Inc.	4,126	383,470
Michaels Cos., Inc. (The) *	1,132	27,383
Murphy USA, Inc. *	570	45,805
Penske Automotive Group, Inc.	454	21,724
Tiffany & Co.	801	83,264
TJX Cos., Inc. (The)	3,276	250,483
Tractor Supply Co.	857	64,061
Urban Outfitters, Inc. *	675	23,666
Williams-Sonoma, Inc. (a)	1,188	61,420
		1,936,470

Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	20,457	293,763

HP, Inc.	21,302	447,555
NCR Corp. *	1,390	47,246
NetApp, Inc.	1,506	83,312
Seagate Technology plc	3,594	150,373
Western Digital Corp.	2,040	162,241
Xerox Corp.	2,847	82,990
		1,267,480

Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	197	14,160
Hanesbrands, Inc. (a)	5,586	116,803
Michael Kors Holdings Ltd. *	2,131	134,147
NIKE, Inc., Class B	5,429	339,584
PVH Corp.	666	91,382
Ralph Lauren Corp. (a)	1,005	104,209
Skechers U.S.A., Inc., Class A *	616	23,309
Tapestry, Inc.	4,128	182,581
Under Armour, Inc., Class A *(a)	3,654	52,727
VF Corp.	2,756	203,944
		1,262,846

Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. *	638	27,702
MGIC Investment Corp. *	6,580	92,844
New York Community Bancorp, Inc.	9,139	118,990
Radian Group, Inc.	4,264	87,881
TFS Financial Corp.	741	11,070
Washington Federal, Inc.	1,820	62,335
		400,822

Trading Companies & Distributors - 0.5%
Air Lease Corp.	2,016	96,950
Beacon Roofing Supply, Inc. *	617	39,340
Fastenal Co.	2,948	161,226
MSC Industrial Direct Co., Inc., Class A	590	57,029
Triton International Ltd. *	598	22,395
Univar, Inc. *	1,503	46,533
W.W. Grainger, Inc. (a)	899	212,389
WESCO International, Inc. *	902	61,471
		697,333

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,758	112,864

Water Utilities - 0.5%
American Water Works Co., Inc.	5,144	470,625
Aqua America, Inc.	5,754	225,729
		696,354

Wireless Telecommunication Services - 0.0% (b)

United States Cellular Corp. *	410	15,428

Total Common Stocks (Cost $122,776,988)		144,567,316

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	605,743	605,743

Total Time Deposit (Cost $605,743)		605,743

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	1,229,691	1,229,691

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,229,691)		1,229,691

TOTAL INVESTMENTS (Cost $124,612,422) - 100.6%		146,402,750
Other assets and liabilities, net - (0.6%)		(869,921)
NET ASSETS - 100.0%		145,532,829

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $3,028,632 and the total market value of the collateral received by the Fund was $3,112,031, including cash collateral of $1,229,691 and non-cash U.S. Government and/or agency securities collateral of $1,882,340.

(b) Amount is less than 0.05%.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$144,567,316	*	$—	$—	$144,567,316
Time Deposit	—		605,743	—	605,743
Short Term Investment of Cash Collateral for Securities Loaned	1,229,691		—	—	1,229,691
Total	$145,797,007		$605,743	$—	$146,402,750

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT US MID-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.0%
Harris Corp.	1,141	161,622
HEICO Corp.	706	66,611
Hexcel Corp.	1,154	71,375
Rockwell Collins, Inc.	1,732	234,894
		534,502

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (a)	1,444	128,646
Expeditors International of Washington, Inc.	1,928	124,722
		253,368

Airlines - 1.1%
Alaska Air Group, Inc.	1,317	96,813
American Airlines Group, Inc.	4,625	240,639
JetBlue Airways Corp. *	3,533	78,927
Spirit Airlines, Inc. *	821	36,822
United Continental Holdings, Inc. *	2,679	180,564
		633,765

Auto Components - 1.0%
Aptiv plc	2,511	213,008
BorgWarner, Inc.	2,058	105,143
Gentex Corp.	3,134	65,658
Goodyear Tire & Rubber Co. (The)	2,545	82,229
LCI Industries	268	34,840
Tenneco, Inc.	606	35,475
Visteon Corp. *	341	42,673
		579,026

Automobiles - 0.3%
Harley-Davidson, Inc. (a)	1,657	84,308
Thor Industries, Inc.	496	74,757
		159,065

Banks - 5.8%
Associated Banc-Corp.	1,093	27,762
Bank of Hawaii Corp.	455	38,993
Bank of the Ozarks, Inc.	1,037	50,243
BankUnited, Inc.	1,043	42,471
BOK Financial Corp.	234	21,603
Cathay General Bancorp	486	20,495
Chemical Financial Corp.	556	29,729
CIT Group, Inc.	1,257	61,882
Citizens Financial Group, Inc.	4,551	191,051

Comerica, Inc.	1,605	139,330
Commerce Bancshares, Inc.	965	53,886
Cullen/Frost Bankers, Inc.	571	54,045
East West Bancorp, Inc.	1,223	74,395
Fifth Third Bancorp	6,429	195,056
First Citizens BancShares, Inc., Class A	96	38,688
First Hawaiian, Inc.	774	22,585
First Horizon National Corp.	2,904	58,051
First Republic Bank	1,495	129,527
FNB Corp.	3,257	45,012
Fulton Financial Corp.	1,325	23,718
Hancock Holding Co.	659	32,621
Home BancShares, Inc.	1,331	30,946
Huntington Bancshares, Inc.	10,513	153,069
IBERIABANK Corp.	507	39,292
Investors Bancorp, Inc.	2,175	30,189
KeyCorp	10,258	206,904
M&T Bank Corp.	1,358	232,204
MB Financial, Inc.	788	35,082
PacWest Bancorp	1,214	61,186
People's United Financial, Inc.	3,201	59,859
Pinnacle Financial Partners, Inc.	608	40,310
Popular, Inc.	763	27,079
Prosperity Bancshares, Inc.	529	37,067
Regions Financial Corp.	10,644	183,928
Signature Bank *	567	77,826
Sterling Bancorp	2,073	50,996
SVB Financial Group *	496	115,950
Synovus Financial Corp.	1,076	51,583
Texas Capital Bancshares, Inc. *	393	34,938
UMB Financial Corp.	433	31,141
Umpqua Holdings Corp.	1,938	40,310
United Bankshares, Inc. (a)	940	32,665
Valley National Bancorp	2,964	33,256
Webster Financial Corp.	824	46,276
Western Alliance Bancorp *	897	50,788
Wintrust Financial Corp.	572	47,116
Zions Bancorporation	1,768	89,867
		3,190,970

Beverages - 0.4%
Dr Pepper Snapple Group, Inc.	2,056	199,555

Biotechnology - 2.7%
ACADIA Pharmaceuticals, Inc. *(a)	1,126	33,904
Alexion Pharmaceuticals, Inc. *	2,172	259,750
Alkermes plc *(a)	1,472	80,563
Alnylam Pharmaceuticals, Inc. *	832	105,706
BioMarin Pharmaceutical, Inc. *	1,764	157,296
Bioverativ, Inc. *	1,019	54,945

Bluebird Bio, Inc. *	463	82,460
Exelixis, Inc. *	2,651	80,590
FibroGen, Inc. *	715	33,891
Incyte Corp. *	1,758	166,500
Ionis Pharmaceuticals, Inc. *	1,181	59,404
Juno Therapeutics, Inc. *	902	41,230
Portola Pharmaceuticals, Inc. *	686	33,394
Puma Biotechnology, Inc. *(a)	311	30,742
Sage Therapeutics, Inc. *	424	69,837
Sarepta Therapeutics, Inc. *(a)	570	31,715
Seattle Genetics, Inc. *	906	48,471
TESARO, Inc. *(a)	330	27,347
United Therapeutics Corp. *	449	66,430
		1,464,175

Building Products - 1.0%
Allegion plc	1,000	79,560
Fortune Brands Home & Security, Inc.	1,567	107,245
Masco Corp.	3,640	159,942
Owens Corning	1,214	111,615
Trex Co., Inc. *	280	30,349
USG Corp. *	923	35,591
		524,302

Capital Markets - 3.7%
Affiliated Managers Group, Inc.	497	102,009
Ameriprise Financial, Inc.	1,384	234,547
BGC Partners, Inc., Class A	2,302	34,783
Cboe Global Markets, Inc.	1,093	136,177
E*Trade Financial Corp. *	2,691	133,393
Evercore, Inc., Class A	441	39,690
Federated Investors, Inc., Class B	960	34,637
Franklin Resources, Inc.	3,022	130,943
Interactive Brokers Group, Inc., Class A	924	54,710
Invesco Ltd.	3,616	132,129
Legg Mason, Inc.	733	30,771
LPL Financial Holdings, Inc.	894	51,083
MarketAxess Holdings, Inc.	364	73,437
Morningstar, Inc.	245	23,758
MSCI, Inc.	797	100,852
Nasdaq, Inc.	1,046	80,364
Northern Trust Corp.	1,981	197,882
Raymond James Financial, Inc.	1,091	97,426
SEI Investments Co.	1,178	84,651
Stifel Financial Corp.	694	41,335
T. Rowe Price Group, Inc.	2,211	232,000
		2,046,577

Chemicals - 1.8%
Axalta Coating Systems Ltd. *	4,891	158,273

Eastman Chemical Co.	3,336	309,047
International Flavors & Fragrances, Inc.	1,805	275,461
Mosaic Co. (The)	7,988	204,972
Sensient Technologies Corp.	941	68,834
		1,016,587

Commercial Services & Supplies - 1.1%
Cintas Corp.	929	144,766
Copart, Inc. *	2,333	100,762
Deluxe Corp.	437	33,579
Healthcare Services Group, Inc.	722	38,064
KAR Auction Services, Inc.	1,333	67,330
MSA Safety, Inc.	317	24,574
Republic Services, Inc.	2,466	166,726
UniFirst Corp.	193	31,826
		607,627

Communications Equipment - 1.4%
Arista Networks, Inc. *	461	108,602
ARRIS International plc *	1,441	37,019
Ciena Corp. *	1,090	22,814
CommScope Holding Co., Inc. *	1,929	72,974
EchoStar Corp., Class A *	513	30,729
F5 Networks, Inc. *	617	80,963
Juniper Networks, Inc.	3,455	98,467
Lumentum Holdings, Inc. *(a)	568	27,775
Motorola Solutions, Inc.	1,480	133,703
NetScout Systems, Inc. *	717	21,833
Palo Alto Networks, Inc. *	906	131,316
Ubiquiti Networks, Inc. *(a)	205	14,559
		780,754

Construction & Engineering - 0.3%
Dycom Industries, Inc. *	302	33,652
EMCOR Group, Inc.	700	57,225
Quanta Services, Inc. *	1,629	63,710
Valmont Industries, Inc.	221	36,653
		191,240

Consumer Finance - 0.9%
Ally Financial, Inc.	4,201	122,501
Credit Acceptance Corp. *	134	43,346
Discover Financial Services	3,295	253,452
OneMain Holdings, Inc. *	734	19,077
SLM Corp. *	3,488	39,414
		477,790

Containers & Packaging - 3.3%
AptarGroup, Inc.	1,548	133,562
Avery Dennison Corp.	1,985	227,997

Ball Corp.	7,779	294,435
Berry Global Group, Inc. *	2,711	159,054
Crown Holdings, Inc. *	3,017	169,706
Greif, Inc., Class A	937	56,764
Owens-Illinois, Inc. *	3,689	81,785
Sealed Air Corp.	4,085	201,391
Sonoco Products Co.	2,129	113,135
WestRock Co.	5,806	366,997
		1,804,826

Distributors - 0.6%
Genuine Parts Co.	1,477	140,330
LKQ Corp. *	3,117	126,768
Pool Corp.	416	53,935
		321,033

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. *	531	49,914
Graham Holdings Co., Class B	60	33,501
Grand Canyon Education, Inc. *	441	39,483
H&R Block, Inc.	2,201	57,710
Service Corp. International	1,875	69,975
ServiceMaster Global Holdings, Inc. *	1,458	74,752
		325,335

Diversified Financial Services - 0.1%
Voya Financial, Inc.	1,614	79,845

Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	8,531	142,297
Zayo Group Holdings, Inc. *	1,456	53,581
		195,878

Electric Utilities - 2.1%
Alliant Energy Corp.	4,535	193,236
Eversource Energy	6,121	386,725
Portland General Electric Co.	1,707	77,805
Xcel Energy, Inc.	9,923	477,396
		1,135,162

Electrical Equipment - 1.4%
Acuity Brands, Inc.	463	81,488
AMETEK, Inc.	2,546	184,509
EnerSys	421	29,314
Hubbell, Inc.	600	81,204
Regal-Beloit Corp.	406	31,100
Rockwell Automation, Inc.	1,403	275,479
Sensata Technologies Holding NV *	1,776	90,771
		773,865

Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc. *	807	64,891
Avnet, Inc.	1,192	47,227
CDW Corp.	1,416	98,398
Coherent, Inc. *	227	64,064
Dolby Laboratories, Inc., Class A	660	40,920
FLIR Systems, Inc.	1,139	53,100
IPG Photonics Corp. *	372	79,656
Jabil, Inc.	1,626	42,683
Keysight Technologies, Inc. *	2,018	83,949
National Instruments Corp.	1,037	43,170
SYNNEX Corp.	343	46,631
Tech Data Corp. *	362	35,465
Trimble, Inc. *	2,298	93,391
Universal Display Corp.	409	70,614
Zebra Technologies Corp., Class A *	479	49,720
		913,879

Energy Equipment & Services - 2.1%
Core Laboratories NV (a)	1,956	214,280
National Oilwell Varco, Inc.	17,292	622,858
US Silica Holdings, Inc. (a)	3,704	120,602
Weatherford International plc *	43,450	181,186
		1,138,926

Food & Staples Retailing - 0.8%
Casey's General Stores, Inc. (a)	367	41,082
Kroger Co. (The)	10,235	280,951
Performance Food Group Co. *	867	28,697
PriceSmart, Inc.	259	22,300
Sprouts Farmers Market, Inc. *	1,914	46,606
US Foods Holding Corp. *	1,504	48,023
		467,659

Food Products - 3.3%
B&G Foods, Inc. (a)	816	28,682
Blue Buffalo Pet Products, Inc. *(a)	957	31,380
Bunge Ltd.	1,693	113,567
Campbell Soup Co. (a)	2,209	106,275
Conagra Brands, Inc.	4,861	183,114
Flowers Foods, Inc.	2,047	39,528
Hain Celestial Group, Inc. (The) *	1,124	47,646
Hershey Co. (The)	1,675	190,129
Hormel Foods Corp. (a)	3,140	114,265
Ingredion, Inc.	828	115,754
J. M. Smucker Co. (The)	1,336	165,985
Kellogg Co.	2,603	176,952
Lamb Weston Holdings, Inc.	1,664	93,933
Lancaster Colony Corp.	210	27,134
McCormick & Co., Inc.	1,444	147,158

Pinnacle Foods, Inc.	1,345	79,987
Post Holdings, Inc. *	801	63,463
Snyder's-Lance, Inc.	930	46,574
TreeHouse Foods, Inc. *	610	30,171
		1,801,697

Gas Utilities - 1.3%
Atmos Energy Corp.	2,127	182,688
New Jersey Resources Corp.	1,913	76,903
ONE Gas, Inc.	988	72,381
Southwest Gas Holdings, Inc.	985	79,273
Spire, Inc.	913	68,612
UGI Corp.	3,350	157,282
WGL Holdings, Inc.	970	83,265
		720,404

Health Care Equipment & Supplies - 3.3%
ABIOMED, Inc. *	428	80,211
Align Technology, Inc. *	694	154,200
Cantel Medical Corp.	404	41,559
Cooper Cos., Inc. (The)	492	107,197
DENTSPLY SIRONA, Inc.	2,320	152,726
DexCom, Inc. *(a)	805	46,199
Edwards Lifesciences Corp. *	2,086	235,113
Globus Medical, Inc., Class A *	809	33,250
Hill-Rom Holdings, Inc.	649	54,704
Hologic, Inc. *	2,699	115,382
ICU Medical, Inc. *	142	30,672
IDEXX Laboratories, Inc. *	841	131,516
Insulet Corp. *	572	39,468
Masimo Corp. *	449	38,075
Neogen Corp. *	357	29,349
NuVasive, Inc. *	545	31,877
Penumbra, Inc. *(a)	278	26,160
ResMed, Inc.	1,464	123,986
STERIS plc	848	74,175
Teleflex, Inc.	454	112,964
Varian Medical Systems, Inc. *	867	96,367
West Pharmaceutical Services, Inc.	733	72,325
		1,827,475

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. *(a)	645	21,046
AmerisourceBergen Corp.	1,605	147,371
Cardinal Health, Inc.	3,029	185,587
Centene Corp. *	1,723	173,816
Chemed Corp.	179	43,501
DaVita, Inc. *	1,367	98,766
Encompass Health Corp.	1,009	49,855
Envision Healthcare Corp. *	1,162	40,159

Henry Schein, Inc. *	1,604	112,087
Laboratory Corp. of America Holdings *	909	144,995
Mednax, Inc. *	887	47,401
Molina Healthcare, Inc. *	504	38,647
Patterson Cos., Inc. (a)	938	33,890
Premier, Inc., Class A *	1,121	32,722
Quest Diagnostics, Inc.	1,356	133,552
WellCare Health Plans, Inc. *	400	80,444
		1,383,839

Health Care Technology - 0.7%
athenahealth, Inc. *	398	52,950
Cerner Corp. *	3,162	213,087
Cotiviti Holdings, Inc. *	236	7,602
Medidata Solutions, Inc. *	569	36,057
Veeva Systems, Inc., Class A *	1,281	70,814
		380,510

Hotels, Restaurants & Leisure - 2.8%
Aramark	2,540	108,560
Chipotle Mexican Grill, Inc. *(a)	263	76,015
Choice Hotels International, Inc.	386	29,954
Cracker Barrel Old Country Store, Inc. (a)	194	30,825
Darden Restaurants, Inc.	1,309	125,690
Domino's Pizza, Inc.	460	86,922
Dunkin' Brands Group, Inc.	891	57,443
Hilton Grand Vacations, Inc. *	614	25,757
Hilton Worldwide Holdings, Inc.	2,060	164,512
Hyatt Hotels Corp., Class A *	636	46,771
ILG, Inc.	999	28,452
Jack in the Box, Inc.	263	25,803
Marriott Vacations Worldwide Corp.	257	34,749
Royal Caribbean Cruises Ltd.	1,690	201,583
Six Flags Entertainment Corp.	814	54,188
Texas Roadhouse, Inc.	627	33,030
Vail Resorts, Inc.	384	81,588
Wendy's Co. (The)	2,110	34,646
Wyndham Worldwide Corp.	974	112,857
Yum China Holdings, Inc.	3,967	158,759
		1,518,104

Household Durables - 1.6%
CalAtlantic Group, Inc.	706	39,811
Garmin Ltd.	1,103	65,706
Leggett & Platt, Inc.	1,220	58,231
Lennar Corp., Class A	2,383	150,701
Mohawk Industries, Inc. *	666	183,749
Newell Brands, Inc.	4,944	152,770
Tempur Sealy International, Inc. *	404	25,327
Toll Brothers, Inc.	1,375	66,027

Tupperware Brands Corp.	604	37,871
Whirlpool Corp.	718	121,083
		901,276

Household Products - 0.7%
Church & Dwight Co., Inc.	2,791	140,024
Clorox Co. (The)	1,517	225,639
		365,663

Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc., Class C	2,779	52,523
Ormat Technologies, Inc.	735	47,011
		99,534

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	663	75,350
Roper Technologies, Inc.	1,103	285,677
		361,027

Insurance - 4.3%
Alleghany Corp. *	140	83,453
American Financial Group, Inc.	602	65,341
Arch Capital Group Ltd. *	1,226	111,284
Arthur J. Gallagher & Co.	1,744	110,360
Assurant, Inc.	496	50,017
Assured Guaranty Ltd.	861	29,162
Axis Capital Holdings Ltd.	628	31,563
Brown & Brown, Inc.	1,093	56,246
Cincinnati Financial Corp.	1,433	107,432
CNO Financial Group, Inc.	1,624	40,097
Enstar Group Ltd. *	91	18,268
Everest Re Group Ltd.	368	81,424
First American Financial Corp.	1,031	57,777
Hanover Insurance Group, Inc. (The)	415	44,853
Hartford Financial Services Group, Inc. (The)	3,306	186,062
Kemper Corp.	418	28,800
Lincoln National Corp.	1,972	151,588
Loews Corp.	2,537	126,926
Mercury General Corp.	322	17,208
Old Republic International Corp.	2,054	43,914
Primerica, Inc.	378	38,386
Principal Financial Group, Inc.	2,532	178,658
Reinsurance Group of America, Inc.	579	90,283
RenaissanceRe Holdings Ltd.	370	46,468
RLI Corp.	324	19,654
Torchmark Corp.	960	87,082
Unum Group	2,105	115,543
Validus Holdings Ltd.	821	38,521
White Mountains Insurance Group Ltd.	38	32,349
Willis Towers Watson plc	1,192	179,622

XL Group Ltd.	2,206	77,563
		2,345,904

Internet & Direct Marketing Retail - 0.4%
Expedia, Inc.	1,247	149,353
TripAdvisor, Inc. *(a)	1,046	36,045
Wayfair, Inc., Class A *(a)	404	32,429
		217,827

Internet Software & Services - 1.5%
2U, Inc. *(a)	408	26,320
Akamai Technologies, Inc. *	1,546	100,552
CoStar Group, Inc. *	304	90,273
GoDaddy, Inc., Class A *	519	26,095
GrubHub, Inc. *(a)	734	52,701
IAC/InterActiveCorp *	755	92,321
j2 Global, Inc.	498	37,365
LogMeIn, Inc.	492	56,334
Match Group, Inc. *(a)	374	11,710
Nutanix, Inc., Class A *	499	17,605
Twitter, Inc. *	6,148	147,613
VeriSign, Inc. *(a)	834	95,443
Yelp, Inc. *	677	28,407
Zillow Group, Inc., Class C *(a)	1,541	63,058
		845,797

IT Services - 4.1%
Alliance Data Systems Corp.	468	118,629
Amdocs Ltd.	1,353	88,594
Black Knight, Inc. *	917	40,486
Booz Allen Hamilton Holding Corp.	1,447	55,174
Broadridge Financial Solutions, Inc.	1,211	109,692
Conduent, Inc. *	1,754	28,345
CoreLogic, Inc. *	958	44,269
CSRA, Inc.	1,353	40,482
DST Systems, Inc.	641	39,787
DXC Technology Co.	2,757	261,639
EPAM Systems, Inc. *	478	51,352
Euronet Worldwide, Inc. *	466	39,270
First Data Corp., Class A *	4,765	79,623
FleetCor Technologies, Inc. *	885	170,301
Gartner, Inc. *	811	99,875
Genpact Ltd.	1,023	32,470
Jack Henry & Associates, Inc.	752	87,954
Leidos Holdings, Inc.	1,392	89,881
MAXIMUS, Inc.	656	46,956
Paychex, Inc.	3,056	208,052
Sabre Corp.	1,847	37,863
Science Applications International Corp.	334	25,574
Square, Inc., Class A *	2,681	92,950

Teradata Corp. *	1,063	40,883
Total System Services, Inc.	1,620	128,126
Vantiv, Inc., Class A *(a)	1,681	123,638
WEX, Inc. *	378	53,385
		2,235,250

Leisure Products - 0.5%
Brunswick Corp.	941	51,962
Hasbro, Inc.	1,101	100,070
Mattel, Inc. *(a)	3,364	51,738
Polaris Industries, Inc.	605	75,014
		278,784

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	3,222	215,777
Bio-Rad Laboratories, Inc., Class A *	209	49,882
Bio-Techne Corp.	375	48,581
Bruker Corp.	920	31,574
Charles River Laboratories International, Inc. *	520	56,914
IQVIA Holdings, Inc. *	1,466	143,521
Mettler-Toledo International, Inc. *	251	155,500
PerkinElmer, Inc.	1,088	79,555
PRA Health Sciences, Inc. *	522	47,539
Syneos Health, Inc. *	658	28,689
Waters Corp. *	751	145,086
		1,002,618

Machinery - 6.5%
AGCO Corp.	722	51,572
Allison Transmission Holdings, Inc.	1,433	61,719
Barnes Group, Inc.	454	28,725
Colfax Corp. *	897	35,539
Crane Co.	500	44,610
Cummins, Inc.	1,587	280,328
Donaldson Co., Inc.	1,288	63,048
Dover Corp.	1,784	180,166
Flowserve Corp.	1,540	64,880
Fortive Corp.	3,346	242,083
Gardner Denver Holdings, Inc. *	703	23,853
Graco, Inc.	1,902	86,008
IDEX Corp.	837	110,459
Ingersoll-Rand plc	2,670	238,137
ITT, Inc.	987	52,676
John Bean Technologies Corp.	342	37,894
Kennametal, Inc.	929	44,973
Lincoln Electric Holdings, Inc.	688	63,007
Middleby Corp. (The) *	602	81,240
Navistar International Corp. *	852	36,534
Nordson Corp.	526	77,006
Oshkosh Corp.	841	76,438

PACCAR, Inc.	3,694	262,569
Parker-Hannifin Corp.	1,445	288,393
Pentair plc	1,740	122,879
RBC Bearings, Inc. *	246	31,094
Snap-on, Inc.	619	107,892
Stanley Black & Decker, Inc.	1,585	268,959
Terex Corp.	829	39,974
Timken Co. (The)	778	38,239
Toro Co. (The)	1,134	73,971
WABCO Holdings, Inc. *	556	79,786
Wabtec Corp. (a)	1,004	81,756
Woodward, Inc.	537	41,102
Xylem, Inc.	1,984	135,309
		3,552,818

Media - 2.7%
Altice USA, Inc., Class A *	551	11,698
AMC Networks, Inc., Class A *	539	29,149
Cable One, Inc.	41	28,837
CBS Corp., Class B	3,557	209,863
Cinemark Holdings, Inc.	1,101	38,337
Discovery Communications, Inc., Class A *(a)	3,619	80,993
DISH Network Corp., Class A *	2,069	98,795
Interpublic Group of Cos., Inc. (The)	3,617	72,919
John Wiley & Sons, Inc., Class A	576	37,872
Liberty Broadband Corp., Class C *	1,780	151,585
Lions Gate Entertainment Corp., Class A *(a)	1,672	56,530
Live Nation Entertainment, Inc. *	1,221	51,978
Madison Square Garden Co. (The), Class A *	207	43,646
Omnicom Group, Inc.	2,276	165,761
Regal Entertainment Group, Class A	1,388	31,938
Scripps Networks Interactive, Inc., Class A	1,199	102,371
Sinclair Broadcast Group, Inc., Class A (a)	916	34,670
Sirius XM Holdings, Inc. (a)	13,570	72,735
TEGNA, Inc.	1,811	25,499
Tribune Media Co., Class A	751	31,895
Viacom, Inc., Class B	3,938	121,330
		1,498,401

Metals & Mining - 1.6%
Nucor Corp.	7,276	462,608
Reliance Steel & Aluminum Co.	1,657	142,154
Steel Dynamics, Inc.	5,340	230,314
Worthington Industries, Inc.	1,113	49,039
		884,115

Multi-Utilities - 1.9%
Avista Corp.	1,076	55,403
CenterPoint Energy, Inc.	7,761	220,102
CMS Energy Corp.	5,576	263,745

Consolidated Edison, Inc.	5,990	508,850
		1,048,100

Multiline Retail - 0.9%
Dollar General Corp.	2,526	234,943
Kohl's Corp.	1,686	91,432
Macy's, Inc.	3,608	90,885
Nordstrom, Inc. (a)	1,197	56,714
		473,974

Personal Products - 0.3%
Coty, Inc., Class A (a)	5,469	108,779
Edgewell Personal Care Co. *	770	45,730
		154,509

Pharmaceuticals - 0.7%
Akorn, Inc. *	935	30,135
Catalent, Inc. *	1,475	60,593
Jazz Pharmaceuticals plc *	585	78,770
Nektar Therapeutics *	1,503	89,759
Perrigo Co. plc	1,228	107,033
		366,290

Professional Services - 1.1%
Dun & Bradstreet Corp. (The)	372	44,049
Manpowergroup, Inc.	703	88,655
Nielsen Holdings plc	3,392	123,469
On Assignment, Inc. *	440	28,279
Robert Half International, Inc.	1,458	80,977
TransUnion *	1,566	86,067
Verisk Analytics, Inc. *	1,676	160,896
		612,392

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	3,052	132,182
Jones Lang LaSalle, Inc.	493	73,422
Realogy Holdings Corp. (a)	1,205	31,933
		237,537

Road & Rail - 0.8%
AMERCO	82	30,989
Genesee & Wyoming, Inc., Class A *	572	45,034
Kansas City Southern	1,170	123,107
Knight-Swift Transportation Holdings, Inc.	1,348	58,935
Landstar System, Inc.	415	43,201
Old Dominion Freight Line, Inc.	738	97,084
Ryder System, Inc.	567	47,724
Schneider National, Inc., Class B (a)	400	11,424
		457,498

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. *	434	29,286
Advanced Micro Devices, Inc. *(a)	7,331	75,363
Cavium, Inc. *	692	58,010
Cirrus Logic, Inc. *	522	27,071
Cree, Inc. *	1,001	37,177
Cypress Semiconductor Corp. (a)	3,375	51,435
Entegris, Inc.	1,214	36,966
First Solar, Inc. *	711	48,007
Integrated Device Technology, Inc. *	1,372	40,790
KLA-Tencor Corp.	1,443	151,616
Marvell Technology Group Ltd.	4,201	90,196
Maxim Integrated Products, Inc.	2,549	133,262
Microchip Technology, Inc. (a)	2,163	190,084
MKS Instruments, Inc.	540	51,030
Monolithic Power Systems, Inc.	292	32,809
ON Semiconductor Corp. *	4,427	92,701
Qorvo, Inc. *	1,172	78,055
Silicon Laboratories, Inc. *	375	33,113
Skyworks Solutions, Inc.	1,756	166,732
Teradyne, Inc.	2,064	86,420
Versum Materials, Inc.	931	35,238
Xilinx, Inc.	2,406	162,213
		1,707,574

Software - 4.7%
ANSYS, Inc. *	807	119,105
Aspen Technology, Inc. *	610	40,382
Autodesk, Inc. *	2,071	217,103
Blackbaud, Inc.	474	44,788
CA, Inc.	2,956	98,376
Cadence Design Systems, Inc. *	2,456	102,710
CDK Global, Inc.	1,238	88,245
Citrix Systems, Inc. *	1,426	125,488
Ellie Mae, Inc. *(a)	363	32,452
Fair Isaac Corp. *	329	50,403
Fortinet, Inc. *	1,317	57,540
Guidewire Software, Inc. *	690	51,239
Manhattan Associates, Inc. *	703	34,827
Nuance Communications, Inc. *	2,195	35,888
Paycom Software, Inc. *(a)	407	32,694
Pegasystems, Inc.	234	11,033
Proofpoint, Inc. *	435	38,632
PTC, Inc. *	1,072	65,146
RealPage, Inc. *	433	19,182
Red Hat, Inc. *	1,672	200,807
RingCentral, Inc., Class A *	575	27,830
ServiceNow, Inc. *	1,610	209,928
Snap, Inc., Class A *	2,100	30,681
Splunk, Inc. *	1,323	109,597

SS&C Technologies Holdings, Inc.	1,492	60,396
Symantec Corp.	5,641	158,287
Synopsys, Inc. *	1,544	131,611
Tableau Software, Inc., Class A *	751	51,969
Take-Two Interactive Software, Inc. *	1,060	116,367
Ultimate Software Group, Inc. (The) *	287	62,632
Workday, Inc., Class A *	1,365	138,875
Zendesk, Inc. *	905	30,625
		2,594,838

Specialty Retail - 3.2%
Advance Auto Parts, Inc.	761	75,864
AutoNation, Inc. *	508	26,076
AutoZone, Inc. *	276	196,338
Bed Bath & Beyond, Inc.	1,480	32,545
Best Buy Co., Inc.	2,556	175,009
Burlington Stores, Inc. *	713	87,721
Camping World Holdings, Inc., Class A	299	13,374
CarMax, Inc. *	1,841	118,063
Dick's Sporting Goods, Inc.	958	27,533
Floor & Decor Holdings, Inc., Class A *	309	15,042
Foot Locker, Inc.	1,148	53,818
Gap, Inc. (The)	2,326	79,224
L Brands, Inc.	2,430	146,335
Michaels Cos., Inc. (The) *	984	23,803
Murphy USA, Inc. *	387	31,099
O'Reilly Automotive, Inc. *	896	215,524
Penske Automotive Group, Inc.	348	16,652
Tiffany & Co.	997	103,638
Tractor Supply Co.	1,375	102,781
Ulta Salon, Cosmetics & Fragrance, Inc. *	552	123,460
Urban Outfitters, Inc. *	762	26,716
Williams-Sonoma, Inc. (a)	857	44,307
		1,734,922

Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	14,166	203,424
NCR Corp. *	991	33,684
NetApp, Inc.	2,477	137,028
Pure Storage, Inc., Class A *(a)	642	10,182
Seagate Technology plc	2,772	115,980
Western Digital Corp.	2,763	219,741
Xerox Corp.	2,126	61,973
		782,012

Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	402	47,231
Columbia Sportswear Co.	208	14,951
Hanesbrands, Inc.	3,427	71,658
lululemon athletica, inc. *	1,030	80,948

Michael Kors Holdings Ltd. *	1,590	100,090
PVH Corp.	822	112,787
Ralph Lauren Corp. (a)	594	61,592
Skechers U.S.A., Inc., Class A *	1,629	61,641
Tapestry, Inc.	2,808	124,198
Under Armour, Inc., Class A *(a)	4,011	57,879
		732,975

Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. *	644	27,963
LendingTree, Inc. *	64	21,789
MGIC Investment Corp. *	3,031	42,767
New York Community Bancorp, Inc.	5,073	66,050
Radian Group, Inc.	2,243	46,228
TFS Financial Corp.	652	9,741
Washington Federal, Inc.	1,003	34,353
		248,891

Trading Companies & Distributors - 1.4%
Air Lease Corp.	1,057	50,831
Beacon Roofing Supply, Inc. *	564	35,961
Fastenal Co.	2,994	163,742
HD Supply Holdings, Inc. *	1,959	78,419
MSC Industrial Direct Co., Inc., Class A	535	51,713
Triton International Ltd. *	547	20,485
United Rentals, Inc. *	971	166,924
Univar, Inc. *	1,057	32,725
W.W. Grainger, Inc. (a)	588	138,915
WESCO International, Inc. *	485	33,053
		772,768

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	876	56,239

Water Utilities - 0.8%
American Water Works Co., Inc.	3,440	314,726
Aqua America, Inc.	3,278	128,596
		443,322

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	542	15,068
United States Cellular Corp. *	370	13,923
		28,991

Total Common Stocks (Cost $48,006,306)		54,489,586

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR, Exp. 12/31/19 (c)(d)	151	168

Total Rights (Cost $168)		168

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	238,220	238,220

Total Time Deposit (Cost $238,220)		238,220

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	1,402,025	1,402,025

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,402,025)		1,402,025

TOTAL INVESTMENTS (Cost $49,646,719) - 102.2%		56,129,999
Other assets and liabilities, net - (2.2%)		(1,204,316)
NET ASSETS - 100.0%		54,925,683

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $2,871,563 and the total market value of the collateral received by the Fund was $2,957,163, including cash collateral of $1,402,025 and non-cash U.S. Government and/or agency securities collateral of $1,555,138.

(b) Amount is less than 0.05%.
(c) Restricted security was acquired on January 25, 2016 with an acquisition cost of $168. Total market value of restricted security amounts to $168, which represents less than 0.05% of the net assets of the Fund as of December 31, 2017.

(d) For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:
CVR:	Contingent Value Rights

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1		Level 2	Level 3*	Total
Common Stocks	$54,489,586	**	$—	$—	$54,489,586
Rights	—		—	168	168
Time Deposit	—		238,220	—	238,220
Short Term Investment of Cash Collateral for Securities Loaned	1,402,025		—	—	1,402,025
Total	$55,891,611		$238,220	$168	$56,129,999

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the year ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT INTERNATIONAL RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.8%
Australia - 4.9%
Amcor Ltd.	11,557	138,479
AMP Ltd.	15,138	61,105
ASX Ltd.	1,416	60,445
Australia & New Zealand Banking Group Ltd.	14,997	334,569
Boral Ltd.	13,453	81,442
Brambles Ltd.	12,268	96,145
Challenger Ltd.	2,162	23,578
Cochlear Ltd.	327	43,590
Commonwealth Bank of Australia	9,551	596,063
Computershare Ltd.	2,726	34,538
CSL Ltd.	2,544	279,570
Insurance Australia Group Ltd.	12,381	69,733
Medibank Pvt Ltd.	16,185	41,447
National Australia Bank Ltd.	14,939	343,077
Qantas Airways Ltd.	15,458	60,612
QBE Insurance Group Ltd.	6,848	56,842
Ramsay Health Care Ltd.	914	49,910
REA Group Ltd. (a)	419	24,984
Sonic Healthcare Ltd.	1,982	35,247
Suncorp Group Ltd.	7,578	81,677
Telstra Corp. Ltd.	49,393	139,626
Westpac Banking Corp. (a)	18,164	441,812
Woolworths Group Ltd.	9,430	200,353
		3,294,844

Austria - 0.3%
ams AG	313	28,355
Andritz AG	266	15,010
Erste Group Bank AG	1,595	69,120
Raiffeisen Bank International AG *	604	21,856
Voestalpine AG	847	50,569
		184,910

Belgium - 1.1%
Ageas	1,283	62,674
bpost SA	1,489	45,317
Colruyt SA	688	35,791
KBC Groep NV	2,352	200,422
Proximus	907	29,760
Sofina SA	195	30,707
Solvay SA	843	117,208
Telenet Group Holding NV *	289	20,134
UCB SA	862	68,350
Umicore SA	2,669	126,374

		736,737

Canada - 7.5%
Alimentation Couche-Tard, Inc., Class B	3,798	198,179
Bank of Montreal	3,266	261,358
Bank of Nova Scotia (The)	6,347	409,601
BCE, Inc.	4,134	198,577
Canadian Imperial Bank of Commerce (a)	2,309	225,095
Canadian National Railway Co.	4,501	371,145
Canadian Pacific Railway Ltd.	855	156,213
Canadian Tire Corp. Ltd., Class A	478	62,326
CGI Group, Inc., Class A *	1,132	61,508
CI Financial Corp.	836	19,799
Constellation Software, Inc.	99	60,016
Dollarama, Inc.	718	89,707
Fairfax Financial Holdings Ltd.	163	86,796
George Weston Ltd.	429	37,255
Gildan Activewear, Inc.	1,537	49,656
Great-West Lifeco, Inc.	1,597	44,594
IGM Financial, Inc. (a)	706	24,797
Intact Financial Corp.	702	58,634
Loblaw Cos. Ltd. (a)	1,630	88,463
Magna International, Inc.	2,044	115,833
Metro, Inc.	1,245	39,866
National Bank of Canada	1,724	86,022
Open Text Corp.	1,159	41,224
Pembina Pipeline Corp.	9,798	354,739
Power Corp. of Canada	1,586	40,842
Power Financial Corp.	1,051	28,880
Restaurant Brands International, Inc.	1,719	105,684
Rogers Communications, Inc., Class B	1,925	98,088
Royal Bank of Canada	7,638	623,740
Saputo, Inc.	1,247	44,821
Shaw Communications, Inc., Class B	3,146	71,805
Shopify, Inc., Class A *	302	30,539
Sun Life Financial, Inc.	3,082	127,203
TELUS Corp.	2,667	101,036
Toronto-Dominion Bank (The)	9,661	566,056
Waste Connections, Inc.	1,646	116,767
		5,096,864

Denmark - 1.6%
Chr Hansen Holding A/S	665	62,345
Coloplast A/S, Class B	697	55,412
Danske Bank A/S	2,943	114,547
DSV A/S	619	48,706
Genmab A/S *	205	33,950
H Lundbeck A/S	46	2,333
ISS A/S	734	28,417
Jyske Bank A/S	377	21,435

Novo Nordisk A/S, Class B	6,643	356,965
Novozymes A/S, Class B	1,705	97,334
Orsted A/S (b)	1,075	58,597
Pandora A/S	666	72,393
Rockwool International A/S, Class B	58	16,431
TDC A/S	558	3,428
Tryg A/S	75	1,876
Vestas Wind Systems A/S	943	65,162
William Demant Holding A/S *	561	15,670
		1,055,001

Finland - 1.1%
Elisa Oyj	412	16,160
Huhtamaki Oyj	757	31,775
Kesko Oyj, Class B	443	24,049
Kone Oyj, Class B	1,483	79,641
Metso Oyj	296	10,098
Neste Oyj	2,141	137,048
Nokia Oyj	16,526	77,215
Nokian Renkaat Oyj	359	16,288
Orion Oyj, Class B	751	28,001
Sampo Oyj, Class A	2,162	118,655
Stora Enso Oyj, Class R	4,829	76,505
UPM-Kymmene Oyj	3,322	103,131
Wartsila Oyj Abp	546	34,450
		753,016

France - 8.9%
Accor SA	887	45,663
Aeroports de Paris	180	34,227
Air France-KLM *	2,000	32,488
Air Liquide SA	4,235	532,400
Alstom SA	875	36,270
Amundi SA (b)	470	39,807
Arkema SA	723	88,029
Atos SE	569	82,727
AXA SA	10,223	302,940
BioMerieux	183	16,385
Bouygues SA	1,433	74,355
Bureau Veritas SA	1,642	44,847
Capgemini SE	772	91,437
Carrefour SA	4,071	87,772
Casino Guichard-Perrachon SA	252	15,279
Cie de Saint-Gobain	2,965	163,182
Cie Generale des Etablissements Michelin	985	140,909
Cie Plastic Omnium SA	801	36,353
CNP Assurances	437	10,080
Credit Agricole SA	6,309	104,174
Danone SA	4,744	397,504
Dassault Systemes SE	827	87,810

Edenred	1,798	52,052
Eiffage SA	605	66,212
Elis SA	871	24,049
Essilor International Cie Generale d'Optique SA	977	134,573
Eurazeo SA	321	29,655
Eutelsat Communications SA	1,043	24,148
Faurecia	427	33,278
Getlink SE	4,076	52,424
Hermes International	184	98,435
Iliad SA	191	45,767
Imerys SA	408	38,422
Ingenico Group	222	23,700
Ipsen SA	125	14,878
Kering	419	197,235
L'Oreal SA	1,715	380,011
Legrand SA	1,422	109,322
Natixis SA	5,760	45,495
Orange SA	9,447	163,724
Orpea	149	17,543
Peugeot SA	3,386	68,774
Publicis Groupe SA	1,436	97,342
Rexel SA	1,290	23,358
Rubis SCA	1,079	76,261
Sanofi SA	5,589	481,168
Sartorius Stedim Biotech	26	1,879
Schneider Electric SE	3,630	307,753
SCOR SE	819	32,918
SEB SA	95	17,585
Societe BIC SA	128	14,067
Societe Generale SA	3,953	203,799
Sodexo SA	550	73,732
Suez	3,765	66,142
Teleperformance	302	43,231
Ubisoft Entertainment SA *	309	23,741
Valeo SA	1,277	95,125
Veolia Environnement SA	5,557	141,699
Vivendi SA	5,909	158,595
Wendel SA	153	26,511
Zodiac Aerospace	1,045	31,235
		6,000,476

Germany - 7.9%
adidas AG	838	167,591
Allianz SE	1,831	419,020
Axel Springer SE	609	47,490
Bayerische Motoren Werke AG	1,584	164,232
Beiersdorf AG	586	68,699
Brenntag AG	1,011	63,737
CECONOMY AG	986	14,881
Commerzbank AG *	5,299	79,047

Continental AG	497	133,633
Daimler AG	4,824	407,920
Deutsche Boerse AG	877	101,509
Deutsche Lufthansa AG	2,735	100,439
Deutsche Post AG	4,439	211,001
Deutsche Telekom AG	12,118	214,203
Deutsche Wohnen SE	1,818	79,295
Evonik Industries AG	1,031	38,723
Fielmann AG	26	2,290
Fraport AG Frankfurt Airport Services Worldwide	241	26,471
Freenet AG	568	20,957
Fresenius Medical Care AG & Co. KGaA	862	90,518
Fresenius SE & Co. KGaA	956	74,350
GEA Group AG	1,080	51,672
Hannover Rueck SE	148	18,569
HeidelbergCement AG	1,132	122,058
Hugo Boss AG	202	17,141
Infineon Technologies AG	5,097	138,813
Innogy SE (b)	630	24,656
K&S AG (a)	1,572	39,029
KION Group AG	239	20,573
Lanxess AG	859	68,092
Linde AG	1,531	331,825
MAN SE	399	45,658
Merck KGAA	620	66,549
METRO AG *	681	13,565
MTU Aero Engines AG	211	37,705
Muenchener Rueckversicherungs-Gesellschaft AG	625	134,969
OSRAM Licht AG	520	46,563
ProSiebenSat.1 Media SE	910	31,236
Rational AG	5	3,217
SAP SE	4,238	474,127
Siemens AG	4,190	580,137
Symrise AG	1,024	87,797
Talanx AG	38	1,549
Telefonica Deutschland Holding AG	2,447	12,247
ThyssenKrupp AG	4,213	121,484
TUI AG	1,785	36,980
United Internet AG	531	36,385
Vonovia SE	2,294	113,661
Wacker Chemie AG	125	24,220
Wirecard AG	621	69,019
Zalando SE *(b)	354	18,666
		5,314,168

Greece - 0.0% (c)
Hellenic Telecommunications Organization SA	784	10,804

Hong Kong - 2.7%
AIA Group Ltd.	66,200	563,074

ASM Pacific Technology Ltd.	2,000	27,746
BOC Hong Kong Holdings Ltd.	19,350	97,790
China Everbright International Ltd.	13,000	18,546
China Overseas Land & Investment Ltd.	22,000	70,617
China Taiping Insurance Holdings Co. Ltd.	11,600	43,295
Guangdong Investment Ltd.	28,000	37,436
Hang Lung Group Ltd.	4,000	14,707
Hang Lung Properties Ltd.	11,000	26,796
Hang Seng Bank Ltd.	3,979	98,715
Henderson Land Development Co. Ltd.	8,211	53,987
Hong Kong Exchanges & Clearing Ltd.	6,599	201,852
Hysan Development Co. Ltd.	2,881	15,268
Kerry Properties Ltd.	3,500	15,723
MTR Corp. Ltd.	10,376	60,732
NWS Holdings Ltd.	9,000	16,208
Shangri-La Asia Ltd.	6,000	13,588
Sino Land Co. Ltd.	24,000	42,459
Sun Hung Kai Properties Ltd.	9,848	163,960
Swire Pacific Ltd., Class A	4,893	45,272
Techtronic Industries Co. Ltd.	7,993	51,998
WH Group Ltd. (b)	66,502	74,950
Wharf Holdings Ltd. (The)	6,779	23,377
Wheelock & Co. Ltd.	4,000	28,513
Yue Yuen Industrial Holdings Ltd.	4,000	15,705
		1,822,314

Ireland - 1.3%
Adient plc	464	36,517
Bank of Ireland Group plc *	6,653	56,689
CRH plc	6,765	243,479
DCC plc	301	30,292
Glanbia plc	1,886	33,715
ICON plc *	196	21,981
Kerry Group plc, Class A	894	100,124
Kingspan Group plc	1,344	58,891
Shire plc	4,268	221,173
Smurfit Kappa Group plc	1,896	64,309
		867,170

Israel - 0.3%
Azrieli Group Ltd.	533	29,786
Bank Hapoalim BM	6,544	48,058
Bank Leumi Le-Israel BM	5,885	35,423
Check Point Software Technologies Ltd. *	123	12,745
Israel Chemicals Ltd.	4,117	16,671
Teva Pharmaceutical Industries Ltd. (ADR)	3,081	58,385
		201,068

Italy - 2.3%
A2A SpA	12,205	22,583

Assicurazioni Generali SpA	5,612	102,146
Atlantia SpA	2,801	88,305
Banca Mediolanum SpA	1,415	12,235
Buzzi Unicem SpA	584	15,755
Enel SpA	65,311	401,615
FinecoBank Banca Fineco SpA	1,937	19,786
Hera SpA	4,875	17,013
Intesa Sanpaolo SpA	64,100	212,674
Luxottica Group SpA	573	35,164
Mediobanca SpA	4,476	50,716
Moncler SpA	608	19,005
Poste Italiane SpA (b)	5,534	41,665
Prysmian SpA	704	22,940
Salvatore Ferragamo SpA (a)	53	1,408
Snam SpA	43,960	215,293
Telecom Italia SpA *	64,596	55,785
Terna Rete Elettrica Nazionale SpA	13,528	78,639
UniCredit SpA *	9,120	170,126
UnipolSai Assicurazioni SpA	1,310	3,056
		1,585,909

Japan - 19.9%
Acom Co. Ltd. *(a)	3,100	13,025
AEON Co. Ltd.	5,779	97,478
Aisin Seiki Co. Ltd.	700	39,216
Ajinomoto Co., Inc.	3,508	66,000
Alps Electric Co. Ltd.	766	21,789
ANA Holdings, Inc.	1,767	73,713
Asahi Glass Co. Ltd.	1,555	67,214
Astellas Pharma, Inc.	8,771	111,420
Bandai Namco Holdings, Inc.	1,375	44,880
Bridgestone Corp.	3,100	143,475
Brother Industries Ltd.	600	14,748
Canon, Inc.	6,068	226,082
Central Japan Railway Co.	967	173,055
Chiba Bank Ltd. (The)	2,628	21,793
Chugai Pharmaceutical Co. Ltd.	952	48,655
Coca-Cola Bottlers Japan, Inc.	600	21,893
Dai Nippon Printing Co. Ltd.	2,029	45,172
Dai-ichi Life Holdings, Inc.	5,094	104,693
Daifuku Co. Ltd.	700	38,031
Daiichi Sankyo Co. Ltd.	3,313	86,145
Daikin Industries Ltd.	1,400	165,428
Daiwa House Industry Co. Ltd.	3,137	120,296
Daiwa Securities Group, Inc.	7,000	43,796
Denso Corp.	2,447	146,597
Disco Corp.	200	44,328
Don Quijote Holdings Co. Ltd.	792	41,287
East Japan Railway Co.	1,926	187,820
Eisai Co. Ltd.	1,325	75,273

FamilyMart UNY Holdings Co. Ltd.	463	32,428
FANUC Corp.	1,051	252,131
Fast Retailing Co. Ltd.	349	138,767
FUJIFILM Holdings Corp.	2,526	103,073
Fujitsu Ltd.	10,624	75,319
Hamamatsu Photonics KK	1,021	34,245
Hankyu Hanshin Holdings, Inc.	800	32,134
Hino Motors Ltd.	686	8,861
Hirose Electric Co. Ltd.	130	18,981
Hitachi Construction Machinery Co. Ltd.	400	14,497
Hitachi High-Technologies Corp.	100	4,203
Hitachi Ltd.	21,247	164,838
Hitachi Metals Ltd.	2,092	29,921
Hoshizaki Corp.	152	13,466
HOYA Corp.	1,687	84,018
Hulic Co. Ltd.	2,500	28,033
Japan Airlines Co. Ltd.	2,489	97,245
Japan Exchange Group, Inc.	2,900	50,315
Japan Post Holdings Co. Ltd.	6,400	73,305
JTEKT Corp.	1,400	23,988
Kansai Paint Co. Ltd. (a)	2,228	57,815
Kao Corp.	2,863	193,452
KDDI Corp.	6,318	156,936
Keikyu Corp.	778	14,928
Keio Corp.	1,023	44,935
Kikkoman Corp.	809	32,716
Kintetsu Group Holdings Co. Ltd.	1,305	49,942
Komatsu Ltd.	4,746	171,519
Konami Holdings Corp.	200	10,998
Kose Corp.	131	20,413
Kubota Corp.	6,194	121,151
Kuraray Co. Ltd.	3,500	65,898
Kyocera Corp.	1,613	105,308
Kyowa Hakko Kirin Co. Ltd.	906	17,442
Lawson, Inc.	73	4,851
LINE Corp. *(a)	200	8,168
Lion Corp.	2,000	37,804
LIXIL Group Corp.	1,000	27,017
M3, Inc.	700	24,538
Makita Corp.	1,492	62,571
Mazda Motor Corp.	3,106	41,507
MEIJI Holdings Co. Ltd.	871	74,130
MINEBEA MITSUMI, Inc.	2,100	43,800
MISUMI Group, Inc.	1,300	37,742
Mitsubishi Chemical Holdings Corp.	11,660	127,583
Mitsubishi Electric Corp.	10,507	174,128
Mitsubishi Estate Co. Ltd.	6,508	112,999
Mitsubishi Gas Chemical Co., Inc.	1,300	37,225
Mitsubishi Tanabe Pharma Corp.	977	20,136
Mitsubishi UFJ Financial Group, Inc.	60,457	440,004

Mitsubishi UFJ Lease & Finance Co. Ltd.	2,300	13,651
Mitsui Chemicals, Inc.	1,100	35,274
Mitsui Fudosan Co. Ltd.	4,700	105,118
Mizuho Financial Group, Inc.	104,773	189,439
Murata Manufacturing Co. Ltd.	926	123,980
NEC Corp.	1,830	49,295
NGK Insulators Ltd.	900	16,953
NGK Spark Plug Co. Ltd.	649	15,730
Nidec Corp.	1,290	180,622
Nikon Corp.	1,613	32,459
Nintendo Co. Ltd.	529	190,491
Nippon Express Co. Ltd.	594	39,446
Nippon Paint Holdings Co. Ltd. (a)	1,309	41,360
Nippon Telegraph & Telephone Corp.	5,020	236,011
Nissan Motor Co. Ltd.	11,185	111,359
Nisshin Seifun Group, Inc.	1,486	29,993
Nissin Foods Holdings Co. Ltd.	299	21,800
Nitori Holdings Co. Ltd.	368	52,375
Nitto Denko Corp.	1,359	120,202
Nomura Holdings, Inc.	15,700	92,029
Nomura Research Institute Ltd.	700	32,491
NSK Ltd.	2,812	44,056
NTT Data Corp.	2,035	24,143
NTT DoCoMo, Inc.	4,797	113,420
Obayashi Corp.	4,300	51,944
Obic Co. Ltd.	200	14,689
Odakyu Electric Railway Co. Ltd.	2,446	52,263
Oji Holdings Corp.	6,454	42,860
Omron Corp.	982	58,408
Ono Pharmaceutical Co. Ltd.	2,522	58,666
Oracle Corp. Japan	26	2,152
Oriental Land Co. Ltd.	1,097	99,805
ORIX Corp.	5,867	98,923
Otsuka Corp.	244	18,687
Otsuka Holdings Co. Ltd.	2,520	110,520
Pola Orbis Holdings, Inc. (a)	300	10,512
Rakuten, Inc. *	3,249	29,698
Recruit Holdings Co. Ltd.	7,679	190,669
Renesas Electronics Corp. *	1,300	15,077
Resona Holdings, Inc.	9,033	53,826
Ricoh Co. Ltd.	4,184	38,772
Rohm Co. Ltd.	576	63,453
Santen Pharmaceutical Co. Ltd.	2,000	31,321
Seiko Epson Corp.	1,559	36,701
Sekisui Chemical Co. Ltd.	2,072	41,482
Sekisui House Ltd.	3,370	60,790
Seven & I Holdings Co. Ltd.	4,601	190,603
Sharp Corp. *(a)	599	20,503
Shimadzu Corp.	826	18,739
Shimano, Inc.	372	52,288

Shimizu Corp.	3,800	39,193
Shin-Etsu Chemical Co. Ltd.	3,537	358,379
Shionogi & Co. Ltd.	1,254	67,760
Shiseido Co. Ltd.	2,341	112,801
Shizuoka Bank Ltd. (The)	3,469	35,709
SMC Corp.	372	152,663
SoftBank Group Corp.	3,145	248,991
Sohgo Security Services Co. Ltd.	400	21,740
Sompo Holdings, Inc.	1,537	59,329
Sony Financial Holdings, Inc.	232	4,100
Stanley Electric Co. Ltd.	1,100	44,509
Start Today Co. Ltd.	700	21,247
Subaru Corp.	3,053	96,804
Sumco Corp.	600	15,232
Sumitomo Chemical Co. Ltd.	14,000	100,179
Sumitomo Dainippon Pharma Co. Ltd.	1,721	25,476
Sumitomo Electric Industries Ltd.	4,473	75,403
Sumitomo Mitsui Financial Group, Inc.	6,253	269,532
Sumitomo Mitsui Trust Holdings, Inc.	1,816	71,852
Sundrug Co. Ltd.	300	13,916
Suntory Beverage & Food Ltd.	700	31,129
Sysmex Corp.	726	57,006
T&D Holdings, Inc.	2,019	34,445
Taisho Pharmaceutical Holdings Co. Ltd.	300	23,896
Taiyo Nippon Sanso Corp.	1,900	26,513
Takeda Pharmaceutical Co. Ltd.	3,159	178,855
TDK Corp.	614	48,795
Terumo Corp.	1,773	83,880
Tobu Railway Co. Ltd.	1,217	39,277
Toho Co. Ltd.	300	10,384
Tokyo Electron Ltd.	736	132,767
Tokyu Corp.	2,632	41,954
Toppan Printing Co. Ltd.	1,650	14,905
Toray Industries, Inc.	13,050	122,831
TOTO Ltd.	564	33,211
Toyota Industries Corp.	775	49,677
Toyota Motor Corp.	13,235	843,466
Trend Micro, Inc. *	793	44,886
Tsuruha Holdings, Inc.	400	54,332
Unicharm Corp.	2,502	64,970
USS Co. Ltd.	1,400	29,605
West Japan Railway Co.	1,010	73,684
Yahoo Japan Corp.	4,700	21,533
Yakult Honsha Co. Ltd.	1,086	81,944
Yamada Denki Co. Ltd. (a)	6,123	33,721
Yamaha Corp.	1,344	49,576
Yamaha Motor Co. Ltd.	1,625	53,232
Yamato Holdings Co. Ltd.	1,595	32,020
Yaskawa Electric Corp.	800	35,052
		13,458,135

Luxembourg - 0.3%
B&M European Value Retail SA	4,144	23,648
Eurofins Scientific SE	31	18,842
Tenaris SA	9,484	150,530
		193,020

Netherlands - 4.1%
Aalberts Industries NV	262	13,311
Aegon NV	14,210	90,290
AerCap Holdings NV *	1,029	54,136
Akzo Nobel NV	2,847	249,810
ASML Holding NV	2,674	464,897
ASR Nederland NV	578	23,794
Boskalis Westminster	915	34,481
CNH Industrial NV	6,814	91,161
ING Groep NV	23,365	428,905
Koninklijke Ahold Delhaize NV	10,604	233,107
Koninklijke DSM NV	2,049	195,728
Koninklijke KPN NV	21,763	75,981
Koninklijke Philips NV	6,222	234,934
Koninklijke Vopak NV	1,612	70,612
NN Group NV	1,923	83,177
NXP Semiconductors NV *	1,255	146,948
Philips Lighting NV (b)	788	28,901
QIAGEN NV	1,096	34,074
Randstad Holding NV	1,092	67,004
STMicroelectronics NV	3,138	68,464
Wolters Kluwer NV	2,030	105,823
		2,795,538

New Zealand - 0.0% (c)
Auckland International Airport Ltd.	2,877	13,206

Norway - 0.6%
DNB ASA	4,025	74,508
Gjensidige Forsikring ASA	1,120	21,126
Marine Harvest ASA	1,725	29,171
Norsk Hydro ASA	9,019	68,371
Orkla ASA	6,346	67,249
Schibsted ASA, Class A	1,201	34,373
Telenor ASA	3,057	65,441
Yara International ASA	1,655	75,988
		436,227

Portugal - 0.2%
EDP - Energias de Portugal SA	25,486	88,160
Jeronimo Martins SGPS SA	2,415	46,900
		135,060

Singapore - 1.3%
Broadcom Ltd.	1,425	366,083
CapitaLand Ltd.	11,941	31,413
City Developments Ltd.	2,030	18,879
DBS Group Holdings Ltd.	6,429	118,913
Global Logistic Properties Ltd.	8,900	22,411
Oversea-Chinese Banking Corp. Ltd.	13,871	128,143
Singapore Airlines Ltd.	3,256	25,934
Singapore Exchange Ltd.	3,647	20,251
Singapore Telecommunications Ltd.	24,812	66,200
United Overseas Bank Ltd.	5,159	101,699
		899,926

South Africa - 0.0% (c)
Steinhoff International Holdings NV	20,993	7,974

South Korea - 4.1%
Amorepacific Corp.	204	57,985
AMOREPACIFIC Group	191	25,146
Coway Co. Ltd.	240	21,871
Hana Financial Group, Inc.	1,638	76,137
Hankook Tire Co. Ltd.	571	29,091
Hanon Systems	1,526	19,819
Hanwha Life Insurance Co. Ltd.	2,369	15,270
Hyundai Glovis Co. Ltd.	81	10,296
Hyundai Mobis Co. Ltd.	304	74,697
Hyundai Motor Co.	827	120,359
Industrial Bank of Korea *	1,327	20,355
Kakao Corp.	103	13,141
KB Financial Group, Inc. *	2,042	120,852
Kia Motors Corp.	1,175	36,731
KT Corp.	585	16,529
LG Chem Ltd. *	329	124,406
LG Corp.	884	75,125
LG Display Co. Ltd.	481	13,388
LG Electronics, Inc.	508	50,228
LG Household & Health Care Ltd.	81	89,913
Lotte Chemical Corp.	65	22,319
NAVER Corp.	86	69,865
NCSoft Corp.	65	27,125
Netmarble Games Corp. *(b)	194	34,079
Samsung Biologics Co. Ltd. *(b)	59	20,407
Samsung C&T Corp.	518	60,888
Samsung Electronics Co. Ltd.	411	976,499
Samsung Fire & Marine Insurance Co. Ltd.	208	51,863
Samsung Life Insurance Co. Ltd.	547	63,459
Samsung SDI Co. Ltd.	210	40,036
Samsung SDS Co. Ltd.	95	17,714
Shinhan Financial Group Co. Ltd. *	2,551	117,747
SK Hynix, Inc.	2,197	156,045

SK Telecom Co. Ltd.	136	33,907
Woori Bank	3,418	50,246
		2,753,538

Spain - 2.8%
Abertis Infraestructuras SA	2,966	65,993
Acciona SA	468	38,147
Aena SME SA (b)	365	73,868
Amadeus IT Group SA, Class A	1,732	124,639
Banco Bilbao Vizcaya Argentaria SA	24,839	211,087
Banco de Sabadell SA	21,319	42,264
Banco Santander SA	61,759	404,906
Bankia SA	2,944	14,052
Bankinter SA	1,732	16,384
CaixaBank SA	12,708	59,077
Enagas SA	3,693	105,618
Grifols SA	1,568	45,847
Iberdrola SA	42,746	330,909
Industria de Diseno Textil SA	4,824	167,739
Mapfre SA	5,102	16,365
Red Electrica Corp. SA	2,565	57,577
Telefonica SA	15,484	150,779
		1,925,251

Sweden - 2.5%
Alfa Laval AB	1,585	37,490
Assa Abloy AB, Class B	4,063	84,232
Atlas Copco AB, Class A	4,137	178,537
Autoliv, Inc. (a)	240	30,499
Boliden AB	2,413	82,519
Electrolux AB, Series B	1,455	46,844
Essity AB, Class B *	3,150	89,516
Fastighets AB Balder, Class B *	1,154	30,857
Hennes & Mauritz AB, Class B (a)	3,113	64,389
Hexagon AB, Class B	743	37,272
Husqvarna AB, Class B	1,515	14,414
ICA Gruppen AB	534	19,400
Industrivarden AB, Class C	1,155	28,491
Kinnevik AB, Class B	648	21,897
Nordea Bank AB	11,228	135,948
Sandvik AB	4,242	74,255
Securitas AB, Class B	1,044	18,210
Skandinaviska Enskilda Banken AB, Class A	6,666	78,275
Skanska AB, Class B	1,698	35,184
SKF AB, Class B	2,219	49,297
Svenska Cellulosa AB SCA, Class B	5,971	61,503
Svenska Handelsbanken AB, Class A	5,265	71,952
Swedbank AB, Class A	3,430	82,748
Tele2 AB, Class B	2,632	32,347
Telefonaktiebolaget LM Ericsson, Class B	13,198	87,103

Trelleborg AB, Class B	877	20,296
Volvo AB, Class B	8,913	165,977
		1,679,452

Switzerland - 7.7%
ABB Ltd.	9,032	241,916
Adecco Group AG	835	63,811
Baloise Holding AG	211	32,799
Banque Cantonale Vaudoise	3	2,263
Barry Callebaut AG	14	29,181
Chocoladefabriken Lindt & Sprungli AG PC	14	85,461
Cie Financiere Richemont SA	2,128	192,728
Clariant AG (a)	2,589	72,343
Coca-Cola HBC AG	1,534	50,098
Dufry AG *	93	13,805
Ferguson plc	1,204	86,404
Flughafen Zuerich AG	80	18,285
Geberit AG	143	62,944
Givaudan SA	58	133,976
Helvetia Holding AG	25	14,061
Julius Baer Group Ltd.	936	57,238
Kuehne & Nagel International AG	316	55,907
Logitech International SA	464	15,631
Lonza Group AG	282	76,057
Nestle SA	16,487	1,417,490
Novartis AG	9,891	832,352
Partners Group Holding AG (a)	87	59,612
Roche Holding AG PC	2,877	727,464
Schindler Holding AG	92	20,804
Schindler Holding AG PC	321	73,827
SGS SA	18	46,927
Sika AG	16	126,944
Sonova Holding AG	219	34,184
Straumann Holding AG	29	20,458
Swatch Group AG (The), Bearer Shares	248	100,980
Swiss Life Holding AG	82	28,985
Swiss Prime Site AG	328	30,299
Swiss Re AG	1,391	130,087
Swisscom AG	70	37,223
Temenos Group AG	171	21,883
Vifor Pharma AG (a)	131	16,771
Zurich Insurance Group AG	554	168,440
		5,199,638

Taiwan - 2.0%
Advanced Semiconductor Engineering, Inc.	39,808	50,955
Asustek Computer, Inc.	3,769	35,353
Catcher Technology Co. Ltd.	4,000	43,831
Cathay Financial Holding Co. Ltd.	39,952	71,576
Chunghwa Telecom Co. Ltd.	18,111	64,423

Delta Electronics, Inc.	10,319	49,576
E.Sun Financial Holding Co. Ltd.	29,775	18,880
Far EasTone Telecommunications Co. Ltd.	10,073	24,868
First Financial Holding Co. Ltd.	27,199	17,842
Fubon Financial Holding Co. Ltd.	37,000	62,899
Hua Nan Financial Holdings Co. Ltd.	8,832	4,965
MediaTek, Inc.	6,883	67,659
Mega Financial Holding Co. Ltd.	64,668	52,145
President Chain Store Corp.	3,828	36,457
Quanta Computer, Inc.	8,398	17,433
Siliconware Precision Industries Co. Ltd.	12,188	20,571
Taiwan Cooperative Financial Holding Co. Ltd.	24,664	13,745
Taiwan Mobile Co. Ltd.	9,748	35,171
Taiwan Semiconductor Manufacturing Co. Ltd.	82,240	629,718
United Microelectronics Corp.	39,518	18,765
Yuanta Financial Holding Co. Ltd.	12,616	5,834
		1,342,666

United Kingdom - 13.3%
3i Group plc	5,384	66,283
Admiral Group plc	1,797	48,469
Ashtead Group plc	3,274	87,814
ASOS plc *	287	25,892
AstraZeneca plc	6,678	460,820
Atlassian Corp. plc, Class A *(a)	819	37,281
Auto Trader Group plc (b)	5,281	25,101
Aviva plc	19,707	134,408
Barratt Developments plc	5,307	46,295
Bellway plc	625	29,962
Berkeley Group Holdings plc	814	46,045
Booker Group plc	7,138	22,055
BT Group plc	37,869	138,801
Bunzl plc	2,329	65,073
Burberry Group plc	2,759	66,519
Capita plc	3,267	17,652
Coca-Cola European Partners plc	2,133	85,000
Compass Group plc	8,759	188,863
ConvaTec Group plc (b)	8,606	23,730
Croda International plc	1,369	81,610
Direct Line Insurance Group plc	10,370	53,362
DS Smith plc	11,305	78,801
easyJet plc	1,669	32,909
GKN plc	12,767	54,902
GlaxoSmithKline plc	24,152	427,713
Halma plc	2,402	40,813
Hargreaves Lansdown plc	1,237	30,042
IHS Markit Ltd. *	2,193	99,014
Inchcape plc	1,367	14,401
Informa plc	4,961	48,268
InterContinental Hotels Group plc	1,280	81,414

International Consolidated Airlines Group SA	10,842	94,949
Intertek Group plc	906	63,360
Investec plc	4,688	33,755
ITV plc	24,167	53,932
J Sainsbury plc	9,883	32,182
Janus Henderson Group plc	539	20,622
JD Sports Fashion plc	2,987	13,534
John Wood Group plc	12,848	112,415
Johnson Matthey plc	1,868	77,407
Just Eat plc *	3,673	38,633
Kingfisher plc	16,242	74,162
Legal & General Group plc	30,574	112,561
Lloyds Banking Group plc	352,139	322,905
London Stock Exchange Group plc	1,569	80,249
Marks & Spencer Group plc (a)	11,851	50,279
Melrose Industries plc	8,763	25,070
Merlin Entertainments plc (b)	6,087	29,820
Micro Focus International plc	2,261	76,844
Mondi plc	3,703	96,236
National Grid plc	32,278	380,510
Next plc	864	52,660
NMC Health plc	585	22,722
Old Mutual plc	27,995	87,440
Pearson plc	4,753	47,083
Pennon Group plc	3,647	38,502
Persimmon plc	1,524	56,303
Prudential plc	13,629	349,043
RELX plc	12,649	296,596
Rentokil Initial plc	10,488	44,932
Rightmove plc	831	50,430
Royal Mail plc	5,931	36,236
RPC Group plc	4,154	49,342
RSA Insurance Group plc	5,204	44,359
Sage Group plc (The)	4,662	50,119
Schroders plc	756	35,786
Sky plc *	5,845	79,768
Smiths Group plc	3,088	61,975
Spirax-Sarco Engineering plc	462	34,929
SSE plc	9,493	168,765
St James's Place plc	2,170	35,849
Standard Chartered plc *	14,587	153,187
Standard Life Aberdeen plc	14,652	86,183
Subsea 7 SA	5,484	82,162
Tate & Lyle plc	4,637	43,952
Taylor Wimpey plc	17,308	48,154
TechnipFMC plc	9,724	304,458
Tesco plc	57,198	161,820
Travis Perkins plc	2,273	48,059
Unilever plc	21,784	1,208,274
United Utilities Group plc	7,044	78,810

Vodafone Group plc	121,720	384,756
Weir Group plc (The)	1,298	37,132
Whitbread plc	1,109	59,824
WM Morrison Supermarkets plc	17,646	52,417
Worldpay Group plc (b)	8,890	51,016
WPP plc	6,948	125,521
		9,017,301

United States - 0.1%
Flex Ltd. *	1,845	33,191

Total Common Stocks (Cost $60,244,847)		66,813,404

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	754,602	754,602

Total Time Deposit (Cost $754,602)		754,602

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	537,593	537,593

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $537,593)		537,593

TOTAL INVESTMENTS (Cost $61,537,042) - 100.7%		68,105,599
Other assets and liabilities, net - (0.7%)		(441,516)
NET ASSETS - 100.0%		67,664,083

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was out on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $944,405 and the total market value of the collateral received by the Fund was $994,467, including cash collateral of $537,593 and non-cash U.S. Government and/or agency securities collateral of $456,874.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $545,263, which represents 0.8% of the net assets of the Fund as of December 31, 2017.

(c) Amount is less than 0.05%.

At December 31, 2017, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	23.0%
Industrials	14.5%
Consumer Discretionary	11.4%
Information Technology	10.8%
Consumer Staples	10.2%
Health Care	9.3%
Materials	8.1%
Telecommunication Services	4.4%
Utilities	3.1%
Energy	2.3%
Real Estate	1.8%
Time Deposit	1.1%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
PC:	Participation Certificate

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$5,096,864	$—		$—	$5,096,864
Ireland	58,498	808,672		—	867,170
Israel	71,130	129,938		—	201,068
Netherlands	214,291	2,581,247		—	2,795,538
Singapore	366,083	533,843		—	899,926
Sweden	30,499	1,648,953		—	1,679,452
United Kingdom	546,375	8,470,926		—	9,017,301
United States	33,191	—		—	33,191
Other Countries*	—	46,222,894		—	46,222,894
Total Common Stocks	$6,416,931	$60,396,473	**	$—	$66,813,404
Time Deposit	—	754,602		—	754,602
Short Term Investment of Cash Collateral for Securities Loaned	537,593	—		—	537,593
Total	$6,954,524	$61,151,075		$—	$68,105,599

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At December 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 23, 2018